As filed with the Securities and Exchange Commission on January 13, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1.	Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (92.39%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$525,400
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,085,900

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,265,350

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,695,322
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	35,007
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,035,387

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,282,042

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,343,557

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,014,040
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,133,000
Variable Purpose	3,000,000	5.000%	4/1/2038	3,001,410

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,099,860

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,478,281

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	355,000	6.000%	7/1/2012	360,318

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	900,480

KERN HIGH SCHOOL DISTRICT
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,002,103

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,136,159

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Refunding Bonds; 2003 Series A	1,750,000	5.000%	7/1/2018	1,865,308

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,191,680

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,072,960
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,241,700

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	655,000	6.125%	7/1/2013	678,102

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,069,090

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,059,320

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,060,000	5.500%	2/1/2014	1,092,213

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,247,830

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	951,540

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	959,950

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	2,010,540

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN. AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,841,758

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,685,059

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	2,000,780

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,103,640
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,905,365
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,360,336

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	849,225

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,127,940

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,070,880

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,888,308

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	3,894,242

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,242,730

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	718,839
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,273,621

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,074,820

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,231,611

YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,320,503

Total Long-Term Securities (Cost $89,385,083)				91,423,506

VARIABLE RATE DEMAND NOTES* (6.26%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds; Series 2009 C	390,000	0.080%	12/1/2011	390,000

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,200,000	0.050%	12/1/2011	1,200,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1993	1,400,000	0.140%	12/1/2011	1,400,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Variable Rate Demand Revenue Bonds, 2001 Series B-2	700,000	0.050%	12/1/2011	700,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds; 2008 Series C	2,500,000	0.090%	12/1/2011	2,500,000

Total Variable Rate Demand Notes (Cost $6,190,000)				6,190,000

Total Investments (Cost $95,575,083) (a) (98.65%)				97,613,506
Other Net Assets (1.35%)				1,340,304
Net Assets (100.00%)				$98,953,810

(a) Aggregate cost for federal income tax purposes is $95,451,800. At November 30, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$3,325,377
Unrealized depreciation				(1,163,671)
Net unrealized appreciation				$2,161,706

* Stated maturity reflects next reset date.

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (82.98%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$500,000	5.000%	8/1/2017	$507,505

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	533,660

CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	511,665
University of California Research Project	400,000	5.250%	11/1/2014	444,544

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	509,965

EAST BAY REGIONAL PARK DISTRICT
General Obligation Bonds, Series 2009 A	500,000	3.250%	9/1/2020	541,675

EL DORADO UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2008	400,000	3.750%	8/1/2017	435,788

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Refunding Certificates of Participation; 2008 Series A	250,000	5.000%	7/1/2023	278,488

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	517,605

JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	500,000	4.000%	9/1/2017	538,630

KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	271,275

LOS ANGELES CALIFORNIA HARBOR DEPARTMENT
Refunding Revenue Bonds; 2006 Series C	280,000	5.000%	8/1/2014	310,461

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition C Sales Tax Revenue Bonds, Second Senior Bonds 2004 Series A	400,000	4.750%	7/1/2022	430,576

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds 2007	235,000	4.500%	1/1/2028	235,336

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2005	500,000	5.000%	8/1/2014	553,565
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	515,740

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Revenue Bonds, Series 2005	400,000	5.000%	8/1/2020	444,580

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	525,400

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	525,795
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	520,815

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	525,640

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series A	500,000	5.000%	5/15/2028	522,900

Total Long-Term Securities (Cost $9,963,334)				10,201,608

VARIABLE RATE DEMAND NOTES* (15.46%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.080%	12/1/2011	400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	500,000	0.080%	12/1/2011	500,000
Pollution Control Revenue Refunding Bonds; Series 2002	300,000	0.050%	12/1/2011	300,000

IRVINE, CITY OF
Limited Obligation Assesment District No 93-14	300,000	0.090%	12/1/2011	300,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	400,000	0.080%	12/1/2011	400,000

Total Variable Rate Demand Notes (Cost $1,900,000)				1,900,000

Total Investments (Cost $11,863,334) (a) (98.44%)				12,101,608
Other Net Assets (1.56%)				191,364
Net Assets (100.00%)				$12,292,972

(a) Aggregate cost for federal income tax purposes is $11,862,974. At November 30, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$249,616
Unrealized depreciation				(10,982)
Net unrealized appreciation				$238,634

* Stated maturity reflects next reset date.

CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

TAX AND REVENUE ANTICIPATION NOTES (4.71%)

LOS ANGELES, CITY OF
Tax and Revenue Anticipation Notes 2011	$2,000,000	2.500%	4/30/2012	$2,017,918

Total Tax & Revenue Anticipation Notes (Cost $2,017,918)				2,017,918

VARIABLE RATE DEMAND NOTES* (91.83%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series C-2	1,000,000	0.080%	12/1/2011	1,000,000

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,000,000	0.060%	12/1/2011	1,000,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Catholic Healthcare West Loan Program; 2005 Series H	1,700,000	0.110%	12/7/2011	1,700,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
The J. Paul Getty Trust Revenue Bonds; 2003 Series B	2,100,000	0.060%	12/1/2011	2,100,000

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Refunding Revenue Bonds; Chevron USA Inc, Series 2005	1,800,000	0.050%	12/1/2011	1,800,000
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,300,000	0.050%	12/1/2011	1,300,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	1,400,000	0.040%	12/1/2011	1,400,000

CALIFORNIA STATE
Kindergarten; Series A-1 Remarket	400,000	0.080%	12/1/2011	400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Refunding Revenue Bonds; Los Angeles County Museum of Art Project; Series 2008 B	1,800,000	0.070%	12/7/2011	1,800,000

CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,900,000	0.100%	12/7/2011	1,900,000

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2008 C	900,000	0.090%	12/7/2011	900,000
Water and Sewer Revenue Certificates of Participation; Series 2008 B	1,000,000	0.070%	12/7/2011	1,000,000

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No 94-15	225,000	0.120%	12/1/2011	225,000
Assessment District No 97-17	800,000	0.140%	12/1/2011	800,000

IRVINE RANCH WATER DISTRICT
Refunding Series 2011 A-2	1,500,000	0.180%	12/1/2011	1,500,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System; Subseries B-2	1,300,000	0.050%	12/1/2011	1,300,000
Water System; Subseries B-3	400,000	0.070%	12/1/2011	400,000
Power System; Subseries A-4	1,100,000	0.110%	12/1/2011	1,100,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,400,000	0.080%	12/1/2011	1,400,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.120%	12/7/2011	1,260,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	2,000,000	0.110%	12/7/2011	2,000,000

PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.250%	12/1/2011	1,600,000

RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	985,000	0.210%	12/1/2011	985,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds, 2008 Series B	1,700,000	0.090%	12/1/2011	1,700,000

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 2008 Series B	400,000	0.130%	12/1/2011	400,000

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	1,000,000	0.080%	12/7/2011	1,000,000

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project Revenue Bonds; 1996 Series B	1,205,000	0.100%	12/7/2011	1,205,000

SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	1,895,000	0.110%	12/1/2011	1,895,000

SOUTH PLACER WASTEWATER AUTHORITY
Wastewater Revenue Refunding Bonds; Series 2011 A	1,165,000	0.060%	12/1/2011	1,165,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	500,000	0.110%	12/7/2011	500,000

TRACY, CITY OF
Sycamore: 7/03	1,600,000	0.110%	12/1/2011	1,600,000

WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation; Series 2008 A-2	1,000,000	0.110%	12/7/2011	1,000,000

Total Variable Rate Demand Notes (Cost $39,335,000)				39,335,000

Total Investments (Cost $41,352,918) (a) (96.54%)				41,352,918
Other Net Assets (3.46%)				1,480,337
Net Assets (100.00%)				$42,833,255

(a) Aggregate cost for federal income tax purposes is $41,352,918.

* Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bonds (2.59%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,015,973
Total Corporate Bonds (Cost $1,001,193)				1,015,973

Government National Mortgage Association (12.93%)
	19,353	6.000%	4/15/2014	21,075
	39,498	6.000%	4/15/2014	43,011
	12,171	6.000%	4/15/2016	13,261
	37,875	6.500%	4/15/2016	41,581
	60,241	6.000%	5/15/2016	65,638
	7,074	10.000%	9/15/2018	8,278
	20,874	9.000%	10/15/2018	21,101
	437,875	5.000%	7/15/2020	477,445
	181,402	5.500%	1/15/2025	204,694
	369,381	6.000%	1/15/2026	419,354
	1,400,473	5.500%	4/15/2036	1,568,045
	1,213,629	5.000%	3/15/2038	1,337,484
	753,491	6.000%	6/15/2038	849,309
Total Government National Mortgage Association (Cost $4,536,867)				5,070,276

United States Treasury Bonds (17.33%)
	3,000,000	7.250%	5/15/2016	3,851,718
	2,300,000	4.500%	5/15/2038	2,944,000
Total United States Treasury Bonds (Cost $6,119,862)				6,795,718

United States Treasury Notes (66.37%)
	3,000,000	4.875%	6/30/2012	3,083,790
	3,500,000	3.375%	6/30/2013	3,674,454
	1,200,000	2.750%	10/31/2013	1,256,953
	2,219,000	4.750%	5/15/2014	2,457,889
	3,800,000	4.000%	2/15/2015	4,225,421
	4,000,000	2.500%	6/30/2017	4,296,876
	1,500,000	2.750%	2/28/2018	1,630,079
	3,700,000	3.750%	11/15/2018	4,254,423
	1,000,000	3.625%	2/15/2021	1,141,406
Total United States Treasury Notes (Cost $24,857,377)				26,021,291

Total Investments (Cost $36,515,299) (a) (99.22%)				38,903,258
Other Net Assets (0.78%)				305,020
Net Assets (100.00%)				$39,208,278

(a) Aggregate cost for federal income tax purposes is $36,515,299. At November 30, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$2,388,439
Unrealized depreciation				(480)
Net unrealized appreciation				$2,387,959

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bonds (7.13%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,015,973
Total Corporate Bonds (Cost $1,001,193)				1,015,973

Government National Mortgage Association (2.63%)
	213,217	1.750%	11/20/2034	220,338
	148,191	2.250%	6/20/2034	153,672
Total Government National Mortgage Association (Cost $363,612)				374,010

United States Treasury Notes (89.27%)
	200,000	1.125%	1/15/2012	200,297
	300,000	1.375%	3/15/2012	301,207
	600,000	1.375%	5/15/2012	603,656
	1,000,000	1.500%	7/15/2012	1,008,828
	500,000	4.625%	7/31/2012	515,118
	900,000	1.750%	8/15/2012	910,582
	1,000,000	1.375%	9/15/2012	1,009,961
	1,000,000	1.375%	10/15/2012	1,010,938
	1,400,000	1.375%	11/15/2012	1,416,461
	1,000,000	1.125%	12/15/2012	1,010,117
	1,200,000	1.375%	1/15/2013	1,216,266
	500,000	1.125%	6/15/2013	506,914
	300,000	1.750%	1/31/2014	309,422
	1,200,000	0.750%	6/15/2014	1,212,376
	1,400,000	2.250%	1/31/2015	1,479,297
Total United States Treasury Notes (Cost $12,616,207)				12,711,440

Total Investments (Cost $13,981,012) (a) (99.03%)				14,101,423
Other Net Assets (0.97%)				138,783
Net Assets (100.00%)				$14,240,206

(a) Aggregate cost for federal income tax purposes is $13,981,012. At November 30, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$120,971
Unrealized depreciation				(560)
Net unrealized appreciation				$120,411

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 11/30/2011

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

United States Treasury Bills DN (83.04%)
	$9,000,000	0.000%	12/1/2011	$9,000,000
	8,000,000	0.000%	12/8/2011	7,999,977
	8,000,000	0.000%	12/22/2011	7,999,953
	10,800,000	0.000%	12/29/2011	10,799,912
	9,500,000	0.000%	2/9/2012	9,499,972
	9,000,000	0.000%	2/23/2012	8,999,801
Total United States Treasury Bills DN (Cost $54,299,615)				54,299,615

Total Investments (Cost $54,299,615) (a) (83.04%)				54,299,615
Other Net Assets (16.96%)				11,088,755
Net Assets (100.00%)				$65,388,370

(a) Aggregate cost for federal income tax purposes is $54,299,615.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011
Common Stock (99.44%)

Basic Materials (3.45%)	Shares	Value
Airgas Inc	626	$48,171
Air Products & Chemicals Inc	1,615	135,256
AK Steel Holding Corp	834	7,056
Alcoa Inc	7,435	74,499
Allegheny Technologies Inc	854	42,888
CF Industries Holdings Inc	370	51,726
Cliffs Natural Resources Inc	999	67,742
Dow Chemical Co	8,728	241,853
Eastman Chemical Co	1,048	41,522
Ecolab Inc	1,812	103,320
EI du Pont de Nemours & Co	6,896	329,077
FMC Corp	551	46,240
Freeport-McMoRan Copper & Gold Inc	6,560	259,776
International Flavors & Fragrances Inc	683	37,060
International Paper Co	3,595	102,098
MeadWestvaco Corp	1,512	45,133
Monsanto Co	4,159	305,479
Newmont Mining Corp	3,766	259,402
Nucor Corp	2,404	94,790
PPG Industries Inc	1,176	103,194
Praxair Inc	2,341	238,782
Sherwin-Williams Co	726	63,039
Sigma-Aldrich Corp	928	60,144
The Mosaic Company	2,068	109,108
Titanium Metals Corp	700	10,906
United States Steel Corp	1,093	29,839
Vulcan Materials Co	956	31,013
Total Basic Materials		2,939,113

Communications (11.43%)
Akamai Technologies Inc*	1,400	40,474
Amazon.com Inc*	2,600	499,954
American Tower Corp*	3,063	180,717
AT&T Inc	44,215	1,281,350
Cablevision Systems	1,680	25,200
CBS Corp	5,003	130,278
CenturyLink Inc	4,341	162,874
Cisco Systems Inc	41,500	773,560
Comcast Corp	20,512	465,007
Corning Inc	11,875	157,581
DIRECTV*	5,508	260,088
Discovery Communications Inc*	2,163	90,803
eBay Inc*	8,960	265,126
Expedia Inc	1,700	47,286
F5 Networks Inc	602	68,044
Frontier Communications Corp	8,240	47,133
Gannett Co Inc	2,073	22,513
Google Inc*	1,840	1,102,877
Harris Corp	1,005	35,778
Interpublic Group of Cos Inc	4,290	40,240
JDS Uniphase Corp*	1,800	19,764
Juniper Networks Inc*	4,300	97,653
McGraw-Hill Cos Inc	2,403	102,608
MetroPCS Communications Inc*	1,990	16,676
Motorola Mobility Holdings Inc*	2,204	85,956
Motorola Solutions Inc	2,139	99,827
NetFlix Inc	413	26,651
News Corp	17,195	299,881
Omnicom Group Inc	2,375	102,529
priceline.com Inc*	335	162,773
QUALCOMM Inc	12,146	665,601
Scripps Networks Interactive Inc	800	31,848
Sprint Nextel Corp*	22,657	61,174
Symantec Corp*	5,594	91,462
Tellabs Inc	3,680	14,610
Time Warner Cable Inc	2,428	146,845
Time Warner Inc	7,795	271,344
VeriSign Inc	1,467	49,262
Verizon Communications Inc	21,119	796,820
Viacom Inc	4,287	191,886
Walt Disney Co	13,848	496,451
Washington Post Co	47	16,676
Windstream Corp	4,013	47,193
Yahoo! Inc*	9,088	142,772
Total Communications		9,735,145

Consumer, Cyclical (8.88%)
Abercrombie & Fitch Co	700	33,537
AutoNation Inc*	502	18,127
AutoZone Inc*	228	74,871
Bed Bath & Beyond Inc*	2,004	121,262
Best Buy Co Inc	2,606	70,597
Big Lots Inc*	489	19,614
Carmax Inc	1,689	48,576
Carnival Corp	3,334	110,689
Chipotle Mexican	234	75,245
Cintas Corp	1,157	35,173
Coach Inc	2,156	134,944
Costco Wholesale Corp	3,327	283,793
CVS Caremark Corp	10,034	389,721
Darden Restaurants Inc	1,181	56,298
DR Horton Inc	2,596	30,918
Family Dollar Stores Inc	897	53,300
Fastenal Co	2,014	83,883
Ford Motor Co*	25,238	267,523
GameStop Corp*	1,500	34,680
Gap Inc	2,591	48,426
Genuine Parts Co	1,170	68,445
Goodyear Tire & Rubber Co*	1,847	25,840
Harley-Davidson Inc	1,765	64,899
Harman International Industries Inc	529	21,848
Hasbro Inc	950	34,020
Home Depot Inc	11,671	457,737
International Game Technology	2,266	38,658
JC Penney Co Inc	1,066	34,155
Johnson Controls Inc	5,136	161,681
Kohl's Corp	2,099	112,926
Lennar Corp	1,300	23,933
Lowe's Cos Inc	9,414	226,030
Ltd Brands Inc	2,041	86,396
Macy's Inc	3,189	103,100
Marriott International Inc	1,935	59,250
Marriott Vacations Worldwide Corp*	1	8
Mattel Inc	2,758	79,458
McDonald's Corp	7,698	735,313
Newell Rubbermaid Inc	2,365	36,185
NIKE Inc	2,837	272,863
Nordstrom Inc	1,261	57,098
O'Reilly Automotive Inc*	957	73,919
PACCAR Inc	2,774	112,541
PulteGroup Inc*	2,804	17,132
Ralph Lauren Corp	500	70,930
Ross Stores Inc	954	84,992
Sears Holdings Corp*	447	26,968
Southwest Airlines Co	5,662	47,448
Staples Inc	5,524	79,601
Starbucks Corp	5,669	246,488
Starwood Hotels & Resorts Worldwide Inc	1,427	68,039
Target Corp	5,038	265,503
Tiffany & Co	950	63,688
TJX Cos Inc	2,842	175,351
Urban Outfitters Inc*	989	26,683
VF Corp	647	89,732
Walgreen Co	6,946	234,219
Wal-Mart Stores Inc	13,115	772,474
Whirlpool Corp	642	31,497
WW Grainger Inc	482	90,086
Wynn Resorts Ltd	526	63,415
Wyndham Worldwide Corp	1,139	40,378
Yum! Brands Inc	3,468	194,347
Total Consumer, Cyclical		7,566,451

Consumer, Non-Cyclical (22.76%)
Abbott Laboratories	11,803	643,854
Accenture PLC	4,808	278,527
Aetna Inc	2,782	116,343
Allergan Inc	2,346	196,407
Altria Group Inc	15,814	453,704
AmerisourceBergen Corp	2,010	74,672
Amgen Inc	6,546	379,079
Apollo Group Inc*	980	47,510
Archer-Daniels-Midland Co	4,902	147,648
Automatic Data Processing Inc	3,851	196,748
Avery Dennison Corp	891	23,353
Avon Products Inc	3,259	55,403
Baxter International Inc	4,239	218,987
Beam Inc	1,241	65,177
Becton Dickinson and Co	1,624	119,819
Biogen Idec Inc*	1,809	207,945
Boston Scientific Corp*	11,526	68,003
Bristol-Myers Squibb Co	13,062	427,389
Brown-Forman Corp	848	67,679
Campbell Soup Co	1,449	47,237
Cardinal Health Inc	2,767	117,487
CareFusion Corp*	1,546	38,310
Celgene Corp*	3,507	221,222
Cigna Corp	2,346	103,764
Clorox Co	1,128	73,275
Coca-Cola Co	17,131	1,151,716
Coca-Cola Enterprises Inc	2,425	63,341
Colgate-Palmolive Co	3,629	332,054
ConAgra Foods Inc	3,380	85,379
Constellation Brands Inc*	1,669	32,495
Coventry Health Care Inc*	1,300	41,522
Covidien PLC	3,681	167,670
CR Bard Inc	736	64,172
DaVita Inc*	857	65,286
Dean Foods Co*	1,377	13,990
DENTSPLY International Inc	1,160	41,888
DeVry Inc	471	16,254
Dr Pepper Snapple Group Inc	1,620	59,179
Edwards Lifesciences	858	56,654
Eli Lilly & Co	7,716	292,051
Equifax Inc	1,159	43,057
Estee Lauder Cos Inc	900	106,182
Express Scripts Inc*	3,642	166,257
Forest Laboratories Inc*	2,302	68,968
General Mills Inc	4,984	199,111
Gilead Sciences Inc*	6,074	242,049
H&R Block Inc	2,712	42,660
Hershey Co	1,268	73,138
HJ Heinz Co	2,408	126,781
Hormel Foods Corp	1,064	32,037
Hospira Inc*	1,350	38,057
Humana Inc	1,388	123,088
Intuitive Surgical Inc*	313	135,908
Iron Mountain Inc	1,493	45,342
JM Smucker Co	981	74,536
Johnson & Johnson	20,556	1,330,383
Kellogg Co	1,940	95,370
Kimberly-Clark Corp	2,926	209,121
Kraft Foods Inc	13,236	478,481
Kroger Co	4,519	104,750
Laboratory Corp of America Holdings*	810	69,433
Life Technologies Corp*	1,360	52,673
Lorillard Inc	1,032	115,192
Mastercard Inc	732	274,171
McCormick & Co Inc	1,075	52,353
McKesson Corp	1,839	149,529
Mead Johnson Nutrition Co	1,560	117,562
Medco Health Solutions Inc*	2,879	163,153
Medtronic Inc	7,886	287,287
Merck & Co Inc	23,310	833,332
Molson Coors Brewing Co	1,200	48,708
Monster Worldwide Inc*	1,196	8,743
Moody's Corp	1,498	51,996
Mylan Inc*	2,332	45,544
Patterson Cos Inc	758	22,869
Paychex Inc	2,454	71,436
PepsiCo Inc	11,819	756,416
Pfizer Inc	58,214	1,168,354
Philip Morris International Inc	13,105	999,124
Procter & Gamble Co	20,501	1,323,749
Quanta Services Inc*	1,601	32,965
Quest Diagnostics Inc	1,280	75,085
Reynolds American Inc	2,525	105,697
Robert Half International Inc	1,510	40,000
RR Donnelley & Sons Co	1,958	29,409
SAIC Inc*	2,336	28,149
Safeway Inc	3,101	62,020
Sara Lee Corp	4,397	83,367
St Jude Medical Inc	2,550	98,022
Stryker Corp	2,155	105,229
SUPERVALU Inc	1,839	13,517
Sysco Corp	4,516	128,887
Tenet Healthcare Corp*	4,695	21,832
Total System Services Inc	1,504	30,140
Tyson Foods Inc	2,328	46,886
UnitedHealth Group Inc	8,267	403,182
Varian Medical Systems Inc*	875	54,451
Visa Inc	3,418	331,443
Watson Pharmaceuticals Inc*	836	54,022
WellPoint Inc	2,690	189,780
Western Union Co	4,688	81,759
Whole Foods Market Inc	1,300	88,530
Zimmer Holdings Inc*	1,338	67,636
Total Consumer, Non-Cyclical		19,392,101

Diversified (0.04%)
Leucadia National Corp	1,447	33,889
Total Diversified		33,889

Energy (12.40%)
Alpha Natural Resources Inc*	668	16,032
Anadarko Petroleum Corp	3,750	304,763
Apache Corp	2,565	255,064
Baker Hughes Inc	3,384	184,800
Cabot Oil & Gas Corp	791	70,075
Cameron International Corp*	1,865	100,691
Chesapeake Energy Corp	4,942	125,230
Chevron Corp	14,959	1,538,083
ConocoPhillips	10,244	730,602
Consol Energy Inc	1,500	62,460
Denbury Resources Inc*	1,906	32,211
Devon Energy Corp	3,110	203,581
Diamond Offshore Drilling Inc	576	34,646
El Paso Corp	5,972	149,360
EOG Resources Inc	1,925	199,700
EQT Corp	1,085	67,281
Exxon Mobil Corp	34,270	2,756,678
First Solar Inc*	370	17,708
FMC Technologies Inc*	1,793	93,881
Halliburton Co	6,883	253,294
Helmerich & Payne Inc	805	45,853
Hess Corp	2,293	138,084
Marathon Oil Corp	5,401	151,012
Marathon Petroleum Corp	2,700	90,153
Murphy Oil Corp	1,600	89,472
Nabors Industries Ltd*	2,404	43,128
National Oilwell Varco Inc	3,192	228,866
Newfield Exploration	988	45,250
Noble Corporation	1,885	65,089
Noble Energy Inc	1,400	137,746
Occidental Petroleum Corp	6,194	612,587
Oneok Inc	773	64,283
Peabody Energy Corp	2,200	86,306
Pioneer Natural Resources Co	880	83,195
QEP Resources Inc	1,500	48,975
Range Resources Corp	1,202	86,195
Rowan Cos Inc*	921	31,231
Schlumberger Ltd	10,077	759,100
Southwestern Energy Co*	2,800	106,540
Spectra Energy Corp	4,856	142,864
Sunoco Inc	1,006	39,043
Tesoro Corp*	1,200	28,668
Valero Energy Corp	4,652	103,600
Williams Cos Inc	4,450	143,646
Total Energy		10,567,026

Financial (12.65%)
ACE Ltd	2,500	173,825
Aflac Inc	3,570	155,081
Allstate Corp	4,094	109,678
American Express Co	7,975	383,119
American International Group Inc*	1,079	25,151
Ameriprise Financial Inc	1,978	90,810
Aon Corp	2,090	96,077
Apartment Investment & Management Co	1,148	25,003
Assurant Inc	891	34,963
AvalonBay Communities Inc	722	90,142
Bank of America Corp	70,632	384,238
Bank of New York Mellon Corp	9,190	178,837
BB&T Corp	5,247	121,573
Berkshire Hathaway Inc*	12,622	994,108
BlackRock Inc	700	120,428
Boston Properties Inc	1,058	100,912
Capital One Financial Corp	3,543	158,230
CBRE Group Inc*	2,058	34,595
Charles Schwab Corp	7,272	86,973
Chubb Corp	2,133	143,850
Cincinnati Financial Corp	1,551	45,987
Citigroup Inc	19,881	546,330
CME Group Inc	507	126,385
Comerica Inc	1,331	33,568
Discover Financial Services	4,142	98,662
E*Trade Financial Corp*	1,181	10,842
Equity Residential	2,107	116,285
Federated Investors Inc	848	13,458
Fifth Third Bancorp	6,069	73,374
First Horizon National Corp	1,791	13,791
Franklin Resources Inc	1,137	114,632
Genworth Financial Inc*	3,728	24,568
Goldman Sachs Group Inc	3,777	362,063
Hartford Financial Services Group Inc	2,922	51,895
HCP Inc	2,387	92,258
Health Care REIT Inc	938	47,059
Host Hotels & Resorts Inc	4,816	68,146
Hudson City Bancorp Inc	4,300	24,037
Huntington Bancshares Inc	5,456	28,644
IntercontinentalExchange Inc*	600	73,032
Invesco Ltd	3,410	69,053
JPMorgan Chase & Co	29,273	906,584
KeyCorp	6,704	48,872
Kimco Realty Corp	3,065	48,335
Legg Mason Inc	1,239	32,871
Lincoln National Corp	2,305	46,515
Loews Corp	2,394	92,001
M&T Bank Corp	659	48,094
Marsh & McLennan Cos Inc	4,025	121,515
MetLife Inc	6,248	196,687
Morgan Stanley	10,374	153,431
NASDAQ OMX Group Inc*	1,127	29,584
Northern Trust Corp	1,843	69,352
NYSE Euronext	2,200	62,832
People's United Financial Inc	2,887	35,943
Plum Creek Timber Co Inc	1,242	45,755
PNC Financial Services Group Inc	3,945	213,858
Principal Financial Group Inc	2,434	58,732
Progressive Corp/The	5,145	97,035
ProLogis Inc	1,611	44,818
Prudential Financial Inc	3,541	179,316
Public Storage	1,035	136,517
Regions Financial Corp	9,066	37,261
Simon Property Group Inc	2,175	270,440
SLM Corp	3,621	46,638
State Street Corp	3,775	149,679
SunTrust Banks Inc	3,809	69,057
T Rowe Price Group Inc	1,965	111,533
Torchmark Corp	784	33,391
Travelers Cos Inc	3,269	183,881
Unum Group	2,266	51,008
US Bancorp	14,594	378,276
Ventas Inc	1,297	68,430
Vornado Realty Trust	1,196	89,042
Wells Fargo & Co	36,305	938,846
Weyerhaeuser Co	3,938	66,119
XL Group Plc	2,610	53,818
Zions Bancorporation	1,054	16,959
Total Financial		10,774,687

Industrial (10.96%)
3M Co	5,402	437,778
Agilent Technologies Inc*	2,633	98,738
Amphenol Corp	1,420	64,369
Ball Corp	1,558	54,701
Bemis Co Inc	906	26,718
Boeing Co	5,545	380,886
Caterpillar Inc	4,752	465,126
CH Robinson Worldwide Inc	1,280	87,693
Cooper Industries	1,232	68,413
CSX Corp	8,180	177,588
Cummins Inc	1,539	148,252
Danaher Corp	4,166	201,551
Deere & Co	3,088	244,724
Dover Corp	1,542	84,764
Eaton Corp	2,530	113,622
Emerson Electric Co	5,740	299,915
Expeditors International of Washington Inc	1,800	78,318
FedEx Corp	2,384	198,063
FLIR Systems Inc	1,158	31,104
Flowserve Corp	426	43,780
Fluor Corp	1,298	71,156
General Dynamics Corp	2,701	178,428
General Electric Co	79,756	1,268,917
Goodrich Corp	1,031	125,792
Honeywell International Inc	5,823	315,315
Illinois Tool Works Inc	2,943	133,730
Ingersoll-Rand Co	2,331	77,203
Jabil Circuit Inc	1,699	34,439
Jacobs Engineering Group Inc*	1,000	41,540
Joy Global Inc	784	71,564
L-3 Communications Holdings Inc	886	58,742
Leggett & Platt Inc	1,520	34,018
Lockheed Martin Corp	2,053	160,442
Masco Corp	3,084	29,545
Molex Inc	1,295	32,297
Norfolk Southern Corp	2,597	196,177
Northrop Grumman Corp	1,951	111,344
Owens-Illinois Inc*	1,395	27,244
Pall Corp	1,025	55,852
Parker Hannifin Corp	1,226	101,488
PerkinElmer Inc	1,021	19,317
Precision Castparts Corp	1,073	176,777
Raytheon Co	2,641	120,350
Republic Services Inc	2,465	67,664
Rockwell Automation Inc	1,085	81,408
Rockwell Collins Inc	1,357	74,499
Roper Industries Inc	694	59,122
Ryder System Inc	477	24,938
Sealed Air Corp	1,582	27,875
Snap-on Inc	609	31,242
Stanley Black & Decker Inc	1,339	87,611
Stericycle Inc*	642	52,015
TE Connectivity Ltd	3,236	102,614
Textron Inc	2,069	40,201
Thermo Fisher Scientific Inc*	3,116	147,231
Tyco International Ltd	3,464	166,133
Union Pacific Corp	3,645	376,929
United Parcel Service Inc	7,325	525,569
United Technologies Corp	6,780	519,348
Waste Management Inc	3,736	116,937
Waters Corp*	682	54,560
Xylem Inc	1,498	35,802
Total Industrial		9,339,478

Technology (13.18%)
Adobe Systems Inc*	3,997	109,598
Advanced Micro Devices Inc*	4,487	25,531
Altera Corp	2,432	91,613
Analog Devices Inc	2,227	77,633
Apple Inc*	6,623	2,531,310
Applied Materials Inc	10,178	109,719
Autodesk Inc*	1,888	64,324
BMC Software Inc*	1,399	49,888
Broadcom Corp*	3,543	107,512
CA Inc	3,290	69,748
Cerner Corp	1,085	66,163
Citrix Systems Inc*	1,544	110,226
Cognizant Technology Solutions Corp*	2,400	161,640
Computer Sciences Corp	1,256	30,684
Compuware Corp*	2,795	23,087
Dell Inc*	11,570	182,343
Dun & Bradstreet Corp	396	27,669
Electronic Arts Inc*	2,629	60,967
EMC Corp*	15,566	358,174
Fidelity National Information Services Inc	1,851	44,591
Fiserv Inc*	1,057	60,947
Hewlett-Packard Co	15,475	432,526
Intel Corp	39,179	975,948
International Business Machines Corp	8,919	1,676,771
Intuit Inc	2,417	128,681
KLA-Tencor Corp	1,304	60,114
Lexmark International Inc	856	28,642
Linear Technology Corp	1,917	58,718
LSI Corp*	6,000	33,720
MEMC Electronic Materials Inc*	1,900	7,923
Microchip Technology Inc	1,401	48,909
Micron Technology Inc*	6,485	38,845
Microsoft Corp	55,636	1,423,168
NetApp Inc*	2,586	95,242
Novellus Systems Inc*	520	18,002
NVIDIA Corp*	4,572	71,460
Oracle Corp	29,041	910,434
Pitney Bowes Inc	1,820	33,907
Red Hat Inc*	1,433	71,765
Salesforce.com Inc*	838	99,236
SanDisk Corp*	1,741	85,849
Teradata Corp*	1,256	68,113
Teradyne Inc*	2,030	27,324
Texas Instruments Inc	8,861	266,716
Western Digital Corp*	1,845	53,634
Xerox Corp	10,310	84,027
Xilinx Inc	2,112	69,084
Total Technology		11,232,125

Utilities (3.69%)
AES Corp*	5,611	67,781
Ameren Corp	1,808	61,128
American Electric Power Co Inc	3,645	144,634
CenterPoint Energy Inc	2,979	59,282
CMS Energy Corp	2,062	43,137
Consolidated Edison Inc	2,227	132,328
Constellation Energy Group Inc	1,533	61,565
Dominion Resources Inc	4,251	219,437
DTE Energy Co	1,258	66,234
Duke Energy Corp	9,956	207,583
Edison International	2,433	95,641
Entergy Corp	1,441	101,389
Exelon Corp	5,032	222,968
FirstEnergy Corp	3,123	138,880
Integrys Energy Group Inc	615	31,666
NextEra Energy Inc	3,154	174,858
Nicor Inc	460	25,815
NiSource Inc	2,493	57,115
Northeast Utilities	1,339	46,343
NRG Energy Inc*	1,956	38,494
Pepco Holdings Inc	1,700	33,626
PG&E Corp	2,830	109,917
Pinnacle West Capital Corp	969	45,940
PPL Corp	2,877	86,368
Progress Energy Inc	2,285	124,258
Public Service Enterprise Group Inc	3,861	127,181
SCANA Corp	845	36,859
Sempra Energy	1,880	99,997
Southern Co	6,412	281,551
TECO Energy Inc	1,982	37,222
Wisconsin Energy Corp	1,938	64,303
Xcel Energy Inc	3,728	98,009
Total Utilities		3,141,509

Total Common Stock (Cost $63,160,410)		84,721,524

Short-Term Investments (0.12%)

United States Treasury Bills (0.12%)	Par Value
United States T-Bill 02/02/2012, DN (b)	$100,000	99,998
Total United States Treasury Bills		99,998

Total Short-Term Investments (Cost $100,000)		99,998

Total Investments (Cost $63,260,410) (a) (99.56%)		84,821,522
Other Net Assets (0.44%)		375,443
Net Assets (100.00%)		$85,196,965

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $63,776,322. At November 30, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$32,782,487
Unrealized depreciation		(11,737,287)
Net unrealized appreciation		$21,045,200

(b) At November 30, 2011, certain United States Treasury Bills with a market value of $99,998 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2011: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
5 / Dec 2011 / Long		$16,588

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011
Common Stock (98.87%)

Basic Materials (4.16%)	Shares	Value
Albemarle Corp	11,635	$634,457
Ashland Inc	9,407	523,217
Cabot Corp	8,291	275,095
Carpenter Technology Corp	5,419	293,385
Compass Minerals International Inc	3,900	298,935
Cytec Industries Inc	6,170	290,977
Domtar Corp	4,864	381,970
Intrepid Potash Inc*	5,237	121,289
Minerals Technologies Inc	2,377	137,866
NewMarket Corp	1,215	240,436
Olin Corp	9,967	189,373
Reliance Steel & Aluminum Co	8,870	435,606
RPM International Inc	16,388	386,757
Sensient Technologies Corp	6,210	234,552
Steel Dynamics Inc	26,167	344,881
Valspar Corp	12,797	471,953
Total Basic Materials		5,260,749

Communications (3.90%)
ADTRAN Inc	7,666	253,208
AMC Networks Inc*	6,821	245,556
Digital River Inc*	4,892	78,223
Equinix Inc*	5,552	555,311
Factset Research Systems Inc	5,343	498,128
John Wiley & Sons Inc	5,992	288,215
Lamar Advertising Co*	6,762	164,249
Meredith Corp	4,491	130,239
NeuStar Inc*	1,300	43,862
New York Times Co*	14,132	102,740
Plantronics Inc	6,235	214,858
Polycom Inc*	21,422	362,032
Rackspace Hosting Inc*	11,802	511,971
RF Micro Devices Inc*	34,034	212,032
Scholastic Corp	3,237	87,626
Telephone & Data Systems Inc	4,382	118,270
TIBCO Software Inc*	20,000	548,000
tw telecom inc*	18,967	356,390
ValueClick Inc*	10,872	168,081
Total Communications		4,938,991

Consumer, Cyclical (13.12%)
99 Cents Only Stores*	5,769	126,053
Advance Auto Parts Inc	8,650	598,753
Aeropostale Inc*	12,163	188,648
Alaska Air Group Inc*	4,474	310,585
American Eagle Outfitters Inc	26,370	366,807
ANN INC*	7,453	174,847
Ascena Retail Group Inc*	8,100	222,912
Bally Technologies Inc*	5,202	199,445
Barnes & Noble Inc	5,201	90,705
Bob Evans Farms Inc	3,936	131,777
BorgWarner Inc*	12,442	820,176
Brinker International Inc	13,006	313,184
Cheesecake Factory Inc*	7,645	216,812
Chico's FAS Inc	22,589	234,926
Collective Brands Inc*	8,137	113,511
Copart Inc*	6,403	287,687
Deckers Outdoor Corp*	4,500	490,253
Dick's Sporting Goods Inc*	11,344	445,933
Dollar Tree Inc*	13,850	1,128,636
DreamWorks Animation SKG Inc*	8,414	156,248
Foot Locker Inc	19,852	468,309
Fossil Inc*	6,292	563,700
Guess? Inc	1,300	36,556
Hanesbrands Inc*	12,076	297,432
Herman Miller Inc	7,093	153,138
HNI Corp	5,716	149,759
Ingram Micro Inc*	20,766	373,996
International Speedway Corp	3,458	85,067
JetBlue Airways Corp*	26,163	107,792
Life Time Fitness Inc*	5,010	204,057
LKQ Corp*	17,946	547,891
Mohawk Industries Inc*	6,621	361,242
MSC Industrial Direct Co Inc	5,580	387,977
NVR Inc*	390	261,242
Office Depot Inc*	34,148	76,833
Oshkosh Corp*	11,354	232,984
Owens & Minor Inc	7,969	245,445
Panera Bread Co*	4,000	573,520
PetSmart Inc	14,283	689,155
Polaris Industries Inc	8,148	489,695
PVH Corp	7,983	541,966
RadioShack Corp	11,828	135,785
Regis Corp	6,848	111,075
Saks Inc*	19,221	182,984
Scientific Games Corp*	7,530	64,758
Thor Industries Inc	451	10,914
Toll Brothers Inc*	17,402	353,435
Tractor Supply Co	8,986	649,059
Under Armour Inc*	4,775	388,351
Warnaco Group Inc*	5,776	292,785
Watsco Inc	3,300	209,550
Wendy's Co	45,835	227,342
Williams-Sonoma Inc	13,419	506,836
Total Consumer, Cyclical		16,598,528

Consumer, Non-Cyclical (18.24%)
Aaron's Inc	10,335	271,604
Alliance Data Systems Corp*	5,780	591,930
American Greetings Corp	5,009	85,103
AMERIGROUP Corp*	5,880	336,160
Bio-Rad Laboratories Inc*	2,442	230,281
Career Education Corp*	8,895	62,799
Catalyst Health Solutions Inc*	5,899	306,866
Charles River Laboratories International Inc*	5,512	156,265
Church & Dwight Co Inc	17,856	790,127
Community Health Systems Inc*	9,235	183,499
Convergys Corp*	15,607	201,642
Cooper Cos Inc	5,700	349,182
CoreLogic Inc*	12,759	169,440
Corn Products International Inc	9,500	493,905
Corporate Executive Board Co	4,332	169,771
Corrections Corp of America*	1,300	27,300
Covance Inc*	8,126	373,065
Deluxe Corp	6,498	148,544
Endo Pharmaceuticals Holdings Inc*	14,882	509,411
Flowers Foods Inc	14,715	290,916
Gartner Inc*	10,261	388,174
Gen-Probe Inc*	6,230	392,428
Global Payments Inc	10,285	454,906
Green Mountain Coffee Roasters Inc*	14,803	776,120
Hansen Natural Corp*	9,045	833,948
Health Management Associates Inc*	31,525	259,136
Health Net Inc*	10,915	339,893
Henry Schein Inc*	11,484	738,881
Hill-Rom Holdings Inc	7,954	251,346
Hologic Inc*	32,740	576,551
IDEXX Laboratories Inc*	7,436	559,113
ITT Educational Services Inc*	3,638	199,944
Korn/Ferry International*	5,795	97,530
Lancaster Colony Corp	2,467	173,677
Lender Processing Services Inc	10,238	194,112
LifePoint Hospitals Inc*	6,951	272,688
Lincare Holdings Inc	12,967	307,318
Manpower Inc	9,957	364,725
Masimo Corp	6,809	140,674
Medicis Pharmaceutical Corp	7,549	246,475
Mednax Inc*	5,800	390,920
Omnicare Inc	13,745	448,224
Perrigo Co	10,210	999,558
Pharmaceutical Product Development Inc	13,300	441,693
Ralcorp Holdings Inc*	7,197	585,260
Rent-A-Center Inc	1,976	71,037
ResMed Inc*	19,026	495,627
Rollins Inc	8,295	184,149
Ruddick Corp	5,178	206,343
Scotts Miracle-Gro Co	5,720	252,195
SEI Investments Co	17,126	287,717
Service Corp International	32,159	329,630
Smithfield Foods Inc*	19,685	482,086
Sotheby's	8,490	266,671
STERIS Corp	7,453	224,112
Strayer Education Inc	1,778	172,928
Techne Corp	4,727	319,025
Teleflex Inc	5,042	306,957
Thoratec Corp*	7,217	219,541
Tootsie Roll Industries Inc	3,540	85,349
Towers Watson & Co	5,412	352,646
Tupperware Brands Corp	8,066	469,925
United Rentals Inc*	7,634	214,821
United Therapeutics Corp*	6,013	245,992
Universal Corp	3,132	148,394
Universal Health Services Inc	12,488	502,267
VCA Antech Inc*	1,213	23,848
Vertex Pharmaceuticals Inc*	24,455	708,950
WellCare Health Plans Inc*	5,371	313,935
Total Consumer, Non-Cyclical		23,065,249

Energy (6.22%)
Arch Coal Inc	25,173	412,585
Atwood Oceanics Inc*	7,177	294,257
Bill Barrett Corp*	5,594	218,166
CARBO Ceramics Inc	2,251	320,362
Cimarex Energy Co	10,599	710,981
Comstock Resources Inc*	5,831	96,970
Dresser-Rand Group Inc*	9,622	501,018
Dril-Quip Inc*	4,000	284,520
Energen Corp	9,106	461,856
Exterran Holdings Inc*	7,577	86,832
Helix Energy Solutions Group Inc*	12,997	230,567
HollyFrontier Corp	24,696	574,182
Northern Oil and Gas Inc*	6,417	157,152
Oil States International Inc*	6,200	466,550
Oceaneering International Inc	13,930	662,511
Patriot Coal Corp*	10,822	112,657
Patterson-UTI Energy Inc	19,495	409,785
Plains Exploration & Production Co*	16,715	594,720
Quicksilver Resources Inc*	14,484	117,320
SM Energy Co	7,600	604,124
Superior Energy Services Inc*	9,928	294,961
Unit Corp*	5,126	259,478
Total Energy		7,871,554

Financial (17.68%)
Affiliated Managers Group Inc*	6,170	583,497
Alexandria Real Estate Equities Inc	7,322	480,030
American Campus Communities Inc	7,900	310,786
American Financial Group Inc	10,030	361,080
Apollo Investment Corp	24,039	173,321
Arthur J Gallagher & Co	12,920	400,262
Aspen Insurance Holdings Ltd	8,690	230,459
Astoria Financial Corp	10,346	78,009
BancorpSouth Inc	8,709	85,348
Bank of Hawaii Corp	6,084	258,874
BRE Properties Inc	8,704	423,537
Brown & Brown Inc	14,962	312,107
Camden Property Trust	8,144	470,153
Cathay General Bancorp	9,505	131,834
City National Corp	5,490	232,886
Commerce Bancshares Inc	10,205	379,930
Cousins Properties Inc	12,923	76,892
Cullen/Frost Bankers Inc	7,607	384,686
Duke Realty Corp	29,949	347,408
East West Bancorp Inc	17,900	350,303
Eaton Vance Corp	14,907	358,215
Equity One Inc	4,171	69,697
Essex Property Trust Inc	3,863	513,200
Everest Re Group Ltd	6,169	541,206
Federal Realty Investment Trust	7,765	686,659
Fidelity National Financial Inc	29,241	464,055
First American Financial Corp	12,759	148,004
First Niagara Financial Group Inc	38,086	335,157
FirstMerit Corp	12,951	189,214
Fulton Financial Corp	22,371	209,393
Greenhill & Co Inc	3,000	115,680
Hancock Holding Co	9,900	302,297
Hanover Insurance Group Inc	5,550	200,244
HCC Insurance Holdings Inc	14,278	383,793
Highwoods Properties Inc	9,021	260,166
Hospitality Properties Trust	14,634	322,387
International Bancshares Corp	6,582	117,686
Jefferies Group Inc	16,896	193,290
Jones Lang LaSalle Inc	5,309	342,006
Kemper Corp	6,331	174,419
Liberty Property Trust	6,492	193,527
Macerich Co	16,036	803,403
Mack-Cali Realty Corp	9,981	254,316
Mercury General Corp	618	27,798
New York Community Bancorp Inc	49,659	597,894
Old Republic International Corp	30,543	251,063
Omega Healthcare Investors Inc	12,046	215,985
Potlatch Corp	5,047	162,312
Prosperity Bancshares Inc	5,888	235,461
Protective Life Corp	10,115	224,452
Raymond James Financial Inc	12,533	373,609
Rayonier Inc	15,127	614,761
Realty Income Corp	15,035	509,085
Regency Centers Corp	10,657	396,014
Reinsurance Group of America Inc	9,239	475,809
Senior Housing Properties Trust	18,003	394,446
SL Green Realty Corp	9,801	645,298
StanCorp Financial Group Inc	6,237	219,917
SVB Financial Group*	5,204	244,796
Synovus Financial Corp	96,764	144,178
Taubman Centers Inc	6,600	411,378
TCF Financial Corp	18,853	189,661
Transatlantic Holdings Inc	7,406	404,664
Trustmark Corp	6,874	153,703
UDR Inc	24,632	578,852
Valley National Bancorp	19,000	224,200
Waddell & Reed Financial Inc	10,830	294,359
Washington Federal Inc	13,168	171,316
Webster Financial Corp	1,638	32,269
Weingarten Realty Investors	14,841	307,060
Westamerica Bancorporation	3,706	170,142
WR Berkley Corp	12,884	439,473
Total Financial		22,359,371

Industrial (19.52%)
Acuity Brands Inc	5,100	256,275
AECOM Technology Corp*	3,591	77,027
AGCO Corp*	11,733	536,785
Alexander & Baldwin Inc	5,208	197,331
Alliant Techsystems Inc	4,179	245,892
AMETEK Inc	20,529	879,461
AptarGroup Inc	8,577	435,626
Arrow Electronics Inc*	15,201	555,749
Avnet Inc*	19,199	571,938
BE Aerospace Inc*	12,829	499,690
Brink's Co	5,706	140,482
Carlisle Cos Inc	7,775	346,765
Clean Harbors Inc*	5,790	347,226
Commercial Metals Co	14,094	197,034
Con-way Inc	6,247	175,478
Crane Co	5,938	284,965
Donaldson Co Inc	9,808	670,377
Energizer Holdings Inc*	8,854	639,967
Esterline Technologies Corp*	3,622	195,117
Gardner Denver Inc	6,468	554,437
GATX Corp	5,850	249,737
General Cable Corp*	6,184	163,876
Gentex Corp	17,493	515,694
Graco Inc	7,611	327,197
Granite Construction Inc	4,268	106,273
Harsco Corp	10,193	210,384
Hubbell Inc	7,248	474,164
Huntington Ingalls Industries Inc*	6,000	190,500
IDEX Corp	10,258	374,007
Itron Inc*	1,330	47,122
JB Hunt Transport Services Inc	10,939	500,131
Kansas City Southern*	13,009	885,001
KBR Inc	18,352	530,373
Kennametal Inc	10,331	393,714
Kirby Corp*	6,829	438,968
Landstar System Inc	6,452	298,534
Lennox International Inc	6,180	204,743
Lincoln Electric Holdings Inc	10,794	426,147
Louisiana-Pacific Corp*	15,807	126,140
Martin Marietta Materials Inc	5,665	443,343
Mettler-Toledo International Inc*	3,619	578,316
Mine Safety Appliances Co	3,834	135,033
National Instruments Corp	10,801	284,066
Nordson Corp	8,528	401,328
Packaging Corp of America	13,070	339,951
Pentair Inc	12,481	474,652
Regal-Beloit Corp	4,674	246,133
Rock-Tenn Co	8,192	477,184
Shaw Group Inc*	7,800	193,596
Silgan Holdings Inc	6,792	264,480
Sonoco Products Co	12,693	412,269
SPX Corp	6,256	396,630
Tech Data Corp*	6,457	317,878
Temple-Inland Inc	13,567	431,838
Terex Corp*	13,719	211,684
Thomas & Betts Corp*	6,646	345,658
Tidewater Inc	6,562	330,725
Timken Co	10,079	423,419
Trimble Navigation Ltd*	15,277	658,133
Trinity Industries Inc	10,062	287,572
Triumph Group Inc	4,534	269,728
URS Corp*	9,000	325,260
UTi Worldwide Inc	12,169	189,350
Valmont Industries Inc	2,476	210,906
Vishay Intertechnology Inc*	19,987	197,671
Wabtec Corp	6,037	412,025
Waste Connections Inc	14,982	490,960
Werner Enterprises Inc	5,556	130,233
Woodward Inc	7,201	304,890
Worthington Industries Inc	7,733	136,023
Zebra Technologies Corp*	2,615	99,004
Total Industrial		24,690,265

Technology (9.26%)
ACI Worldwide Inc*	4,316	129,825
Acxiom Corp*	9,766	121,489
Advent Software Inc*	4,408	119,016
Allscripts Healthcare Solutions Inc*	22,600	439,796
ANSYS Inc*	11,257	697,596
Atmel Corp*	57,581	510,743
Broadridge Financial Solutions Inc	17,370	392,041
Cadence Design Systems Inc*	34,111	373,174
Concur Technologies Inc*	5,500	259,765
Cree Inc*	6,513	162,043
Cypress Semiconductor Corp*	20,441	389,810
Diebold Inc	7,743	233,606
DST Systems Inc	4,985	236,937
Fair Isaac Corp	6,115	222,403
Fairchild Semiconductor International Inc*	15,263	197,656
Informatica Corp*	12,539	563,691
Integrated Device Technology Inc*	17,565	101,877
International Rectifier Corp*	9,046	190,237
Intersil Corp	14,892	158,302
Jack Henry & Associates Inc	10,748	356,941
Lam Research Corp*	14,950	609,512
Mentor Graphics Corp*	13,167	167,748
MICROS Systems Inc*	10,112	476,983
MSCI Inc*	14,242	480,668
NCR Corp*	20,205	353,385
Parametric Technology Corp*	14,961	311,638
QLogic Corp*	13,018	194,229
Quest Software Inc*	7,913	142,988
Riverbed Technology Inc*	18,196	473,096
Rovi Corp*	13,388	371,517
Semtech Corp*	7,825	181,540
Silicon Laboratories Inc*	5,796	250,503
Skyworks Solutions Inc*	23,000	375,130
Solera Holdings Inc	8,837	418,167
Synopsys Inc*	18,497	517,361
VeriFone Systems Inc*	12,100	530,585
Total Technology		11,711,998

Utilities (6.77%)
AGL Resources Inc	9,823	405,002
Alliant Energy Corp	14,041	592,671
Atmos Energy Corp	11,752	402,036
Aqua America Inc	17,295	378,761
Black Hills Corp	4,932	161,523
Cleco Corp	7,676	277,411
Great Plains Energy Inc	16,116	339,081
Hawaiian Electric Industries Inc	11,684	302,732
IDACORP Inc	6,047	247,867
MDU Resources Group Inc	23,828	511,587
National Fuel Gas Co	10,224	592,481
NSTAR	13,555	616,617
NV Energy Inc	29,785	456,902
OGE Energy Corp	12,284	650,561
PNM Resources Inc	9,837	187,985
Questar Corp	21,800	420,740
Southern Union Co	15,746	649,050
UGI Corp	13,806	413,628
Vectren Corp	10,299	299,701
Westar Energy Inc	13,837	382,178
WGL Holdings Inc	6,363	272,782
Total Utilities		8,561,296

Total Common Stock (Cost $94,173,954)		125,058,001

Short-Term Investments (0.16%)

United States Treasury Bills (0.16%)	Par Value
United States T-Bill 02/02/2012, DN (b)	$200,000	199,997
Total United States Treasury Bills		199,997

Total Short-Term Investments (Cost $199,997)		199,997

Total Investments (Cost $94,373,951) (a) (99.03%)		125,257,998
Other Net Assets (0.97%)		1,227,404
Net Assets (100.00%)		$126,485,402

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $94,782,050. At November 30, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$36,103,098
Unrealized depreciation		(5,627,150)
Net unrealized appreciation		$30,475,948

(b) At November 30, 2011, certain United States Treasury Bills with a market value of $199,997 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2011: Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-mini	Unrealized Appreciation
16 / Dec 2011 / Long		$72,740

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011
Common Stock (95.78%)

Basic Materials (3.23%)	Shares	Value
AMCOL International Corp	1,832	$60,694
American Vanguard Corp	1,345	17,162
Balchem Corp	2,076	86,154
Buckeye Technologies Inc	2,745	85,040
Century Aluminum Co*	4,083	39,319
Clearwater Paper Corp*	1,504	52,926
Deltic Timber Corp	776	49,703
Hawkins Inc	618	24,417
HB Fuller Co	3,547	81,794
Kaiser Aluminum Corp	1,000	46,600
KapStone Paper and Packaging Corp*	2,655	44,020
Kraton Performance Polymers Inc*	2,255	47,400
Materion Corp*	1,269	31,205
Neenah Paper Inc	750	14,033
OM Group Inc*	2,228	50,687
PolyOne Corp	6,787	73,028
Quaker Chemical Corp	909	35,369
A Schulman Inc	2,273	46,983
Schweitzer-Mauduit International Inc	1,246	88,740
Stepan Co	561	45,576
Wausau Paper Corp	3,194	24,658
Zep Inc	1,342	18,909
Total Basic Materials		1,064,417

Communications (4.70%)
Anixter International Inc*	2,047	125,706
Arris Group Inc*	8,093	87,000
Atlantic Tele-Network Inc	630	26,082
Black Box Corp	1,103	31,469
Blue Coat Systems Inc*	3,002	54,036
Blue Nile Inc*	1,051	39,927
Cbeyond Inc*	1,695	12,560
Cincinnati Bell Inc*	14,029	41,245
comScore Inc*	1,837	36,501
Comtech Telecommunications Corp	1,983	60,065
DealerTrack Holdings Inc*	2,690	69,671
Digital Generation Inc*	1,700	19,720
Dolan Co*	2,121	19,365
eResearchTechnology Inc*	2,768	12,677
EW Scripps Co*	1,800	15,300
General Communication Inc*	2,942	29,979
Harmonic Inc*	6,254	33,584
InfoSpace Inc*	1,900	18,316
j2 Global Communications Inc	3,311	89,761
Liquidity Services Inc*	1,100	37,466
LogMeIn Inc*	1,100	47,311
Lumos Networks Corp*	906	13,255
Netgear Inc*	2,491	94,633
Network Equipment Technologies Inc*	1,066	1,866
Neutral Tandem Inc*	1,995	21,566
Novatel Wireless Inc*	1,500	4,815
NTELOS Holdings Corp	906	19,126
Nutrisystem Inc	1,800	20,952
Oplink Communications Inc*	1,360	22,454
PC-Tel Inc	942	6,585
Perficient Inc*	1,900	16,340
Sourcefire Inc*	1,900	62,928
Stamps.com Inc*	1,100	30,107
Symmetricom Inc*	2,100	10,815
Tekelec*	4,296	47,342
United Online Inc	5,300	27,984
USA Mobility Inc	1,400	19,628
Viasat Inc*	3,352	158,617
Websense Inc*	2,754	49,875
XO Group Inc*	1,600	11,792
Total Communications		1,548,421

Consumer, Cyclical (15.91%)
Allegiant Travel Co*	1,000	52,080
Arctic Cat Inc*	1,013	20,138
Audiovox Corp*	1,050	7,602
Big 5 Sporting Goods Corp	1,300	11,856
Biglari Holdings Inc*	103	35,413
BJ's Restaurants Inc*	1,643	78,995
Brightpoint Inc*	4,688	46,833
Brown Shoe Co Inc	2,695	22,611
Brunswick Corp	6,164	114,774
Buckle Inc	1,889	75,484
Buffalo Wild Wings Inc*	1,200	77,376
Cabela's Inc*	2,913	68,659
Callaway Golf Co	3,839	21,690
Carter's Inc*	4,164	165,602
Casey's General Stores Inc	3,031	161,795
Cash America International Inc	2,136	106,181
Cato Corp	1,862	47,649
CEC Entertainment Inc	1,417	47,725
Childrens Place Retail Stores Inc*	1,875	101,006
Christopher & Banks Corp	1,875	5,363
Coinstar Inc*	2,297	98,059
Cracker Barrel Old Country Store Inc	1,672	79,520
Crocs Inc*	6,066	94,084
DineEquity Inc*	1,133	53,342
DTS Inc*	1,151	33,137
Ethan Allen Interiors Inc	1,913	38,834
Ezcorp Inc*	3,603	104,811
Finish Line Inc	3,854	81,242
First Cash Financial Services Inc*	2,107	76,484
Fred's Inc	2,610	35,131
G&K Services Inc	1,371	40,993
Genesco Inc*	1,705	100,680
Group 1 Automotive Inc	1,718	84,371
Haverty Furniture Cos Inc	1,157	13,988
Hibbett Sports Inc*	2,017	91,794
HOT Topic Inc	2,397	17,019
HSN Inc	2,806	100,455
Iconix Brand Group Inc*	5,255	90,701
Interface Inc	4,469	51,394
Interval Leisure Group Inc*	2,925	40,979
Jack in the Box Inc*	3,444	70,602
Jakks Pacific Inc	1,604	30,620
JOS A Bank Clothiers Inc*	1,993	98,215
K-Swiss Inc*	1,713	4,865
Kirkland's Inc*	1,134	14,141
La-Z-Boy Inc*	3,743	37,056
Lithia Motors Inc	1,577	35,025
Liz Claiborne Inc*	6,200	51,274
Lumber Liquidators Holdings Inc*	1,620	27,443
M/I Homes Inc*	700	6,328
Maidenform Brands Inc*	1,687	31,108
Marcus Corp	1,435	17,579
MarineMax Inc*	800	5,096
Men's Wearhouse Inc	3,812	106,088
Meritage Homes Corp*	2,050	44,731
Mobile Mini Inc*	3,247	58,543
Monarch Casino & Resort Inc*	600	5,754
Multimedia Games Holding Co Inc*	1,431	10,589
MWI Veterinary Supply Inc*	903	62,406
O'Charleys Inc*	1,466	9,441
OfficeMax Inc*	5,911	27,486
Oxford Industries Inc	832	31,558
Papa John's International Inc*	1,264	47,906
PEP Boys-Manny Moe & Jack	3,075	34,932
Perry Ellis International Inc*	700	10,010
PetMed Express Inc	1,300	12,116
PF Chang's China Bistro Inc	1,512	45,859
Pinnacle Entertainment Inc*	4,467	47,216
Pool Corp	3,525	107,513
Quiksilver Inc*	9,389	29,012
Red Robin Gourmet Burgers Inc*	1,127	29,956
Ruby Tuesday Inc*	4,509	33,051
Rue21 Inc*	1,088	26,156
Ruth's Hospitality Group Inc*	1,000	4,960
Scansource Inc*	1,941	68,149
School Specialty Inc*	1,075	4,494
Select Comfort Corp*	4,002	74,157
Shuffle Master Inc*	3,655	40,534
Skechers U.S.A. Inc*	2,470	33,246
Skyline Corp	400	2,308
SkyWest Inc	3,479	42,200
Sonic Automotive Inc	2,552	37,693
Sonic Corp*	3,769	26,609
Spartan Motors Inc	1,900	9,500
Stage Stores Inc	2,706	33,933
Standard Motor Products Inc	916	17,889
Standard Pacific Corp*	7,590	24,136
Stein Mart Inc	1,360	8,935
Steven Madden Ltd*	2,517	89,756
Superior Industries International Inc	1,678	27,318
Texas Roadhouse Inc	4,235	56,707
Toro Co	2,194	123,895
True Religion Apparel Inc*	1,828	64,346
Tuesday Morning Corp*	1,500	4,860
Unifirst Corp	1,059	61,242
United Stationers Inc	3,342	112,091
Universal Electronics Inc*	800	13,056
Vitamin Shoppe Inc*	1,700	62,577
Winnebago Industries Inc*	1,700	10,948
Wolverine World Wide Inc	3,581	131,924
World Fuel Services Corp	4,804	205,946
Zale Corp*	2,067	7,110
Zumiez Inc*	1,300	30,589
Total Consumer, Cyclical		5,236,633

Consumer, Non-Cyclical (19.28%)
Abaxis Inc*	1,625	44,964
ABM Industries Inc	3,436	74,664
Affymetrix Inc*	4,911	22,198
Air Methods Corp*	805	64,980
Align Technology Inc*	4,938	120,981
Alliance One International Inc*	4,676	13,093
Almost Family Inc*	422	6,317
Amedisys Inc*	2,128	25,259
American Public Education Inc*	1,343	51,464
AMN Healthcare Services Inc*	2,822	12,953
Amsurg Corp*	2,051	53,490
Andersons Inc	1,335	59,127
Arbitron Inc	1,954	73,490
Arqule Inc*	3,181	17,845
B&G Foods Inc	3,200	71,008
Bio-Reference Labs Inc*	1,534	19,022
Blyth Inc	354	23,300
Boston Beer Co Inc*	658	65,741
Cal-Maine Foods Inc	800	27,088
Calavo Growers Inc	699	18,565
Cambrex Corp*	1,239	8,561
Cantel Medical Corp	765	20,127
Capella Education Co*	1,176	39,984
Cardtronics Inc*	2,030	55,175
CDI Corp	607	7,921
Centene Corp*	3,583	138,698
Central Garden and Pet Co*	3,900	34,632
Chemed Corp	1,524	81,778
CONMED Corp*	1,925	50,608
Consolidated Graphics Inc*	696	35,461
Corinthian Colleges Inc*	5,867	15,430
Corvel Corp*	500	23,855
Cross Country Healthcare Inc*	1,840	9,513
CryoLife Inc*	1,813	7,470
Cubist Pharmaceuticals Inc*	4,291	165,504
Cyberonics Inc*	1,759	53,350
Diamond Foods Inc	1,527	42,374
Emergent Biosolutions Inc*	1,553	26,463
Ensign Group Inc	910	21,576
Enzo Biochem Inc*	1,519	3,722
Forrester Research Inc	996	32,241
Gentiva Health Services Inc*	1,927	11,215
Geo Group Inc*	4,480	79,296
Greatbatch Inc*	1,517	33,556
Haemonetics Corp*	1,834	108,628
Hain Celestial Group Inc*	3,105	115,941
Hanger Orthopedic Group Inc*	2,395	38,320
Healthcare Services Group Inc	4,779	86,309
Healthspring Inc*	4,716	257,587
Healthways Inc*	1,971	12,831
Heartland Payment Systems Inc	2,657	59,915
Heidrick & Struggles International Inc	972	20,704
Helen of Troy Ltd*	2,216	66,192
Hi-Tech Pharmacal Co Inc*	736	30,559
Hillenbrand Inc	4,521	102,762
HMS Holdings Corp*	6,036	183,071
ICU Medical Inc*	855	37,629
Insperity Inc	1,536	38,077
Integra LifeSciences Holdings Corp*	1,486	47,745
Inter Parfums Inc	1,098	18,820
Invacare Corp	2,104	43,216
IPC The Hospitalist Co Inc*	1,130	52,093
J&J Snack Foods Corp	1,032	53,540
Kelly Services Inc	1,581	22,893
Kensey Nash Corp*	574	14,580
Kid Brands Inc*	958	2,845
Landauer Inc	600	30,438
LCA-Vision Inc*	1,173	3,308
LHC Group Inc*	1,000	13,900
Live Nation Entertainment Inc*	11,277	97,433
Magellan Health Services Inc*	2,257	114,340
MAXIMUS Inc	2,478	103,085
Medcath Corp	1,465	10,475
Medicines Co*	3,853	72,860
Medifast Inc*	932	12,964
Meridian Bioscience Inc	2,957	56,567
Merit Medical Systems Inc*	2,243	31,155
Midas Inc*	700	5,922
Molina Healthcare Inc*	1,850	40,423
Monro Muffler Brake Inc	2,193	88,049
Nash Finch Co	881	24,448
Natus Medical Inc*	2,086	17,460
Navigant Consulting Inc*	3,400	38,318
Neogen Corp*	1,668	58,764
NuVasive Inc*	2,750	37,950
On Assignment Inc*	2,167	22,580
Palomar Medical Technologies Inc*	1,000	8,260
Par Pharmaceutical Cos Inc*	2,591	83,974
PAREXEL International Corp*	4,229	84,791
Peet's Coffee & Tea Inc*	942	54,749
PharMerica Corp*	1,800	28,170
Prestige Brands Holdings Inc*	3,400	33,592
PSS World Medical Inc*	3,994	97,374
Questcor Pharmaceuticals Inc*	4,322	194,273
Regeneron Pharmaceuticals Inc*	5,324	316,351
Salix Pharmaceuticals Ltd*	4,028	177,795
Sanderson Farms Inc	1,357	69,845
Savient Pharmaceuticals Inc*	5,115	12,839
Seneca Foods Corp*	660	14,995
Snyders-Lance Inc	3,213	67,891
Spartan Stores Inc	1,300	23,439
Standard Register Co	613	1,459
SurModics Inc*	809	10,032
Symmetry Medical Inc*	2,200	17,226
TeleTech Holdings Inc*	1,900	33,459
TreeHouse Foods Inc*	2,461	162,254
TrueBlue Inc*	2,823	36,332
United Natural Foods Inc*	3,349	128,367
Universal Technical Institute Inc*	1,300	16,614
Viad Corp	1,409	26,137
Viropharma Inc*	5,643	135,488
WD-40 Co	1,126	46,628
West Pharmaceutical Services Inc	2,406	92,703
Wright Express Corp*	2,661	139,649
Zoll Medical Corp*	1,563	71,945
Total Consumer, Non-Cyclical		6,345,386

Energy (3.14%)
Basic Energy Services Inc*	1,681	31,670
Contango Oil & Gas Co*	893	56,259
GeoResources Inc*	1,229	35,039
Gulf Island Fabrication Inc	900	25,587
Gulfport Energy Corp*	2,681	85,122
Headwaters Inc*	2,223	5,691
Hornbeck Offshore Services Inc*	1,680	56,683
ION Geophysical Corp*	10,598	61,574
Lufkin Industries Inc	2,217	155,367
Matrix Service Co*	1,500	14,040
Penn Virginia Corp	3,291	17,442
Petroleum Development Corp*	1,627	54,586
Petroquest Energy Inc*	4,015	27,583
Pioneer Drilling Co*	3,915	42,987
SEACOR Holdings Inc	1,546	134,146
Stone Energy Corp*	3,374	95,450
Swift Energy Co*	2,894	85,055
Tetra Technologies Inc*	5,529	50,756
Total Energy		1,035,037

Financial (18.39%)
Acadia Realty Trust	2,910	56,978
AMERISAFE Inc*	1,249	29,277
Bank Mutual Corp	3,500	11,830
Bank of the Ozarks Inc	1,654	46,891
BioMed Realty Trust Inc	9,097	162,018
Boston Private Financial Holdings Inc	5,516	42,859
Brookline Bancorp Inc	3,628	29,169
Calamos Asset Management Inc	1,436	16,988
Cedar Realty Trust Inc	2,600	8,684
Charles Schwab Corp	3,131	37,447
City Holding Co	946	30,802
Colonial Properties Trust	5,839	115,846
Columbia Banking System Inc	2,734	49,212
Community Bank System Inc	2,657	70,198
Cowen Group Inc*	3,493	8,593
Delphi Financial Group Inc	3,777	103,867
DiamondRock Hospitality Co	11,511	101,067
Dime Community Bancshares Inc	1,914	22,662
EastGroup Properties Inc	1,946	82,841
eHealth Inc*	1,639	24,864
Employers Holdings Inc	3,092	53,708
Entertainment Properties Trust	3,235	144,605
Extra Space Storage Inc	6,709	161,687
First Commonwealth Financial Corp	6,811	31,671
First BanCorp*	341	1,194
First Financial Bancorp	4,036	64,092
First Financial Bankshares Inc	2,100	69,300
First Midwest Bancorp Inc	5,380	51,110
FNB Corp/PA	9,147	97,507
Forestar Group Inc*	2,556	38,851
Franklin Street Properties Corp	5,114	55,794
Getty Realty Corp	1,740	27,840
Glacier Bancorp Inc	5,190	62,332
Hanmi Financial Corp*	4,600	4,027
Healthcare Realty Trust Inc	5,250	92,505
Home Bancshares Inc	1,581	39,304
Home Properties Inc	2,616	143,802
Horace Mann Educators Corp	2,400	29,304
Independent Bank Corp	1,385	36,204
Infinity Property & Casualty Corp	809	46,461
Inland Real Estate Corp	5,518	40,944
Interactive Brokers Group Inc	2,600	38,662
Investment Technology Group Inc*	2,751	29,298
Kilroy Realty Corp	4,162	150,207
Kite Realty Group Trust	4,572	19,294
LaSalle Hotel Properties	5,972	139,805
Lexington Realty Trust	9,737	73,806
LTC Properties Inc	2,154	61,928
Meadowbrook Insurance Group Inc	3,842	39,188
Medical Properties Trust Inc	7,736	73,956
Mid-America Apartment Communities Inc	2,577	147,714
Nara Bancorp Inc*	2,741	25,683
National Financial Partners Corp*	3,143	43,373
National Penn Bancshares Inc	8,848	73,704
National Retail Properties Inc	6,045	159,951
Navigators Group Inc*	800	37,352
NBT Bancorp Inc	2,269	48,330
Northwest Bancshares Inc	7,350	91,287
Old National Bancorp	6,839	76,734
PacWest Bancorp	2,355	43,991
Parkway Properties Inc	1,585	16,024
Pennsylvania Real Estate Investment Trust	3,850	35,921
Pinnacle Financial Partners Inc*	2,104	31,539
Piper Jaffray Cos*	1,018	21,073
Portfolio Recovery Associates Inc*	1,234	85,603
Post Properties Inc	3,391	135,606
Presidential Life Corp	1,505	15,381
PrivateBancorp Inc	4,223	40,541
ProAssurance Corp	2,201	175,221
Prospect Capital Corp	7,016	65,108
Provident Financial Services Inc	3,500	45,815
PS Business Parks Inc	1,301	68,563
RLI Corp	1,092	77,390
S&T Bancorp Inc	1,500	27,690
Safety Insurance Group Inc	1,100	46,024
Saul Centers Inc	796	27,788
Selective Insurance Group Inc	3,893	64,157
Signature Bank*	2,822	164,889
Simmons First National Corp	1,247	33,046
Sovran Self Storage Inc	1,996	83,113
Sterling Bancorp	2,227	19,442
Stewart Information Services Corp	928	9,790
Stifel Financial Corp*	3,669	116,307
Susquehanna Bancshares Inc	9,024	71,470
SWS Group Inc	1,780	11,428
Tanger Factory Outlet Centers	5,630	159,611
Texas Capital Bancshares Inc*	2,500	72,150
Tompkins Financial Corp	440	17,644
Tower Group Inc	2,994	62,844
Trustco Bank Corp NY	5,018	26,445
UMB Financial Corp	2,165	77,291
Umpqua Holdings Corp	8,270	103,375
United Bankshares Inc	2,770	74,014
United Community Banks Inc*	1,366	9,507
United Fire & Casualty Co	1,500	29,385
Universal Health Realty Income Trust	868	32,038
Urstadt Biddle Properties Inc	1,400	23,618
Wilshire Bancorp Inc*	4,087	13,078
Wintrust Financial Corp	2,389	66,390
World Acceptance Corp*	1,143	78,433
Total Financial		6,053,350

Industrial (16.82%)
AAON Inc	1,200	26,292
AAR Corp	2,578	47,074
Actuant Corp	4,944	113,316
Advanced Energy Industries Inc*	2,791	27,854
Aegion Corp*	2,572	38,992
Aerovironment Inc*	1,045	31,883
Albany International Corp	1,699	41,218
AM Castle & Co*	759	10,322
American Science & Engineering Inc	603	44,146
Analogic Corp	900	50,409
AO Smith Corp	2,262	88,806
Apogee Enterprises Inc	1,775	18,815
Applied Industrial Technologies Inc	2,727	94,163
Arkansas Best Corp	1,834	35,066
Astec Industries Inc*	1,314	43,953
AZZ Inc	804	34,049
Badger Meter Inc	981	30,480
Barnes Group Inc	3,255	81,082
Bel Fuse Inc	579	10,584
Belden Inc	3,409	112,633
Benchmark Electronics Inc*	4,413	60,944
Brady Corp	3,802	113,832
Briggs & Stratton Corp	3,633	54,749
Bristow Group Inc	2,619	120,631
Calgon Carbon Corp*	4,071	60,576
Cascade Corp	600	26,106
Ceradyne Inc*	1,721	51,183
Checkpoint Systems Inc*	2,878	34,766
CIRCOR International Inc	1,124	36,530
CLARCOR Inc	3,503	169,614
Cognex Corp	2,975	106,118
Comfort Systems USA Inc	2,300	23,989
CTS Corp	1,721	14,646
Cubic Corp	1,138	48,285
Curtiss-Wright Corp	3,343	110,152
Cymer Inc*	2,176	97,311
Daktronics Inc	1,886	17,728
Darling International Inc*	8,110	116,541
Drew Industries Inc	1,200	26,040
Dycom Industries Inc*	2,323	46,576
Eagle Materials Inc	3,190	73,849
Electro Scientific Industries Inc*	1,841	24,246
EMCOR Group Inc	4,813	123,357
Encore Wire Corp	1,100	28,512
EnPro Industries Inc*	1,486	49,736
ESCO Technologies Inc	1,736	47,046
Exponent Inc*	1,013	47,996
FARO Technologies Inc*	1,000	48,450
Federal Signal Corp	4,325	15,959
FEI Co*	2,783	112,322
Forward Air Corp	2,103	67,506
GenCorp Inc*	4,277	23,267
Gibraltar Industries Inc*	1,600	21,680
Griffon Corp	2,720	25,514
Heartland Express Inc	3,631	49,926
HUB Group Inc*	2,500	74,450
II-VI Inc*	3,686	72,135
Intermec Inc*	3,246	23,826
Intevac Inc*	1,100	8,239
John Bean Technologies Corp	2,067	34,023
Kaman Corp	1,879	58,305
Kaydon Corp	2,247	70,960
Knight Transportation Inc	4,476	66,961
Koppers Holdings Inc	1,485	49,050
Lawson Products Inc	456	7,187
Lindsay Corp	905	51,123
Littelfuse Inc	1,627	76,046
LoJack Corp*	1,100	2,530
LSB Industries Inc*	1,129	35,304
Lydall Inc*	745	6,705
Methode Electronics Inc	2,454	21,792
Moog Inc*	3,279	137,128
Movado Group Inc	1,100	17,303
Mueller Industries Inc	2,732	104,198
Myers Industries Inc	2,549	31,251
National Presto Industries Inc	327	30,892
NCI Building Systems Inc*	1,238	11,538
Newport Corp*	2,500	32,575
Old Dominion Freight Line Inc*	3,027	117,478
Olympic Steel Inc	500	11,870
Orbital Sciences Corp*	3,900	57,915
Orion Marine Group Inc*	1,870	11,239
OSI Systems Inc*	1,366	65,308
Park Electrochemical Corp	1,318	36,166
Plexus Corp*	2,500	67,875
Powell Industries Inc*	616	18,677
Pulse Electronics Corp	2,470	7,484
Quanex Building Products Corp	2,706	40,806
Robbins & Myers Inc	3,121	166,036
Rofin-Sinar Technologies Inc*	2,059	49,540
Rogers Corp*	1,150	45,655
RTI International Metals Inc*	2,177	59,432
Simpson Manufacturing Co Inc	2,893	95,758
Standex International Corp	901	28,769
STR Holdings Inc*	2,800	25,648
Sturm Ruger & Co Inc	1,292	41,551
Teledyne Technologies Inc*	2,644	149,862
Tetra Tech Inc*	4,496	100,665
Texas Industries Inc	2,008	50,863
Tredegar Corp	1,471	32,112
TTM Technologies Inc*	3,120	34,351
Universal Forest Products Inc	1,181	32,914
Vicor Corp	1,051	8,429
Watts Water Technologies Inc	2,113	80,717
Total Industrial		5,537,461

Technology (9.91%)
Agilysys Inc*	1,491	12,122
ATMI Inc*	2,001	41,421
Avid Technology Inc*	2,399	19,096
Blackbaud Inc	3,212	94,465
Bottomline Technologies Inc*	2,200	49,500
Brooks Automation Inc	4,331	41,318
Cabot Microelectronics Corp*	1,677	69,713
CACI International Inc*	2,194	123,698
Ceva Inc*	1,529	44,050
CIBER Inc*	5,122	21,205
Cirrus Logic Inc*	4,885	79,577
Cohu Inc	1,484	15,018
CommVault Systems Inc*	3,146	156,136
Computer Programs & Systems Inc	791	35,911
CSG Systems International Inc*	2,100	31,857
Digi International Inc*	1,689	18,562
Diodes Inc*	2,499	51,230
DSP Group Inc*	1,496	8,796
Ebix Inc	2,652	57,018
EPIQ Systems Inc	2,381	32,144
Exar Corp*	2,852	17,968
Hittite Microwave Corp*	1,713	93,204
iGate Corp*	2,019	31,335
Insight Enterprises Inc*	2,982	43,656
Interactive Intelligence Group*	761	16,970
JDA Software Group Inc*	3,042	95,884
Kopin Corp*	3,225	11,352
Kulicke & Soffa Industries Inc*	5,154	46,901
LivePerson Inc*	3,226	40,583
Manhattan Associates Inc*	1,548	69,877
Mercury Computer Systems Inc*	2,030	27,994
Micrel Inc	3,300	34,320
Microsemi Corp*	6,189	109,917
MicroStrategy Inc*	592	72,893
MKS Instruments Inc	3,734	100,295
Monolithic Power Systems Inc*	2,491	29,992
Monotype Imaging Holdings Inc*	2,045	30,327
MTS Systems Corp	1,024	41,144
Nanometrics Inc*	1,246	20,522
NCI Inc*	409	4,949
Netscout Systems Inc*	2,530	44,705
Omnicell Inc*	2,000	32,320
Pericom Semiconductor Corp*	1,192	9,286
Power Integrations Inc	1,900	66,785
Progress Software Corp*	4,514	91,950
Quality Systems Inc	2,760	97,566
Radisys Corp*	829	3,598
RightNow Technologies Inc*	1,641	70,432
Rudolph Technologies Inc*	2,269	17,834
Sigma Designs Inc*	1,600	11,152
Smith Micro Software Inc*	1,902	1,959
Standard Microsystems Corp*	1,650	41,300
Stratasys Inc*	1,522	46,756
Super Micro Computer Inc*	1,744	23,701
Supertex Inc*	890	16,474
SYKES Enterprises Inc*	2,956	48,153
Synaptics Inc*	2,272	73,749
Synchronoss Technologies Inc*	1,600	47,824
SYNNEX Corp*	1,729	50,746
Take-Two Interactive Software Inc*	6,173	86,113
Taleo Corp*	2,813	91,113
Tessera Technologies Inc*	3,684	63,917
THQ Inc*	4,085	6,945
TriQuint Semiconductor Inc*	11,743	51,317
Tyler Technologies Inc*	2,000	64,100
Ultratech Inc*	1,810	41,992
Veeco Instruments Inc*	2,931	72,953
Volterra Semiconductor Corp*	1,868	45,766
Total Technology		3,263,426

Utilities (4.40%)
Allete Inc	2,248	89,583
American States Water Co	1,344	47,416
Avista Corp	4,134	103,350
Central Vermont Public Service Corp	946	33,290
CH Energy Group Inc	1,008	56,801
El Paso Electric Co	2,842	98,106
Laclede Group Inc	1,463	58,710
New Jersey Resources Corp	2,989	141,410
Northwest Natural Gas Co	1,924	90,543
NorthWestern Corp	2,615	91,211
Piedmont Natural Gas Co Inc	5,013	165,279
South Jersey Industries Inc	2,157	121,180
Southwest Gas Corp	3,304	133,581
UIL Holdings Corp	3,440	119,850
Unisource Energy Corp	2,642	97,437
Total Utilities		1,447,747

Total Common Stock (Cost $29,703,801)		31,531,878

Short-Term Investments (1.52%)

United States Treasury Bills (1.52%)	Par Value
United States T-Bill 02/02/2012, DN (b)	$500,000	499,992
Total United States Treasury Bills		499,992

Total Short-Term Investments (Cost $499,998)		499,992

Total Investments (Cost $30,203,799) (a) (97.30%)		32,031,870
Other Net Assets (2.70%)		889,616
Net Assets (100.00%)		$32,921,486

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $30,203,799. At November 30, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$7,700,373
Unrealized depreciation		(5,872,302)
Net unrealized appreciation		$1,828,071

(b) At November 30, 2011, certain United States Treasury Bills with a market value of $499,992 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2011: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Appreciation
20 / Dec 2011 / Long		$89,750

SHELTON CORE VALUE FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011
Common Stock (98.98%)

Basic Materials (3.10%)	Shares	Value
Chemicals (3.10%)
EI du Pont de Nemours & Co	8,550	$408,006
PPG Industries Inc	24,300	2,132,325
Praxair Inc	15,167	1,547,034
Sensient Technologies Corp	17,000	642,090
Total Basic Materials		4,729,455

Communications (6.40%)
Media (1.19%)
Walt Disney Co	50,535	1,811,680

Telecommunications (5.21%)
AT&T Inc	86,469	2,505,872
QUALCOMM Inc	26,775	1,467,270
Rogers Communications Inc	20,140	745,784
Verizon Communications Inc	85,870	3,239,874
		7,958,800

Total Communications		9,770,480

Consumer, Cyclical (8.16%)
Auto Manufacturers (0.89%)
Ford Motor Co*	128,000	1,356,800

Retail (7.27%)
CVS Caremark Corp	35,300	1,371,052
Home Depot Inc	61,150	2,398,303
McDonald's Corp	25,868	2,470,911
Ross Stores Inc	12,192	1,086,185
Starbucks Corp	34,400	1,495,712
Target Corp	43,339	2,283,965
		11,106,128

Total Consumer, Cyclical		12,462,928

Consumer, Non-Cyclical (22.55%)
Agriculture (3.88%)
Altria Group Inc	52,900	1,517,701
Philip Morris International Inc	38,175	2,910,462
Reynolds American Inc	35,584	1,489,546
		5,917,709

Beverages (1.41%)
PepsiCo Inc	33,600	2,150,400

Biotechnology (1.65%)
Celgene Corp*	27,935	1,762,140
Gilead Sciences Inc*	19,000	757,150
		2,519,290

Commercial Services (1.10%)
Lender Processing Services Inc	17,011	322,529
Moody's Corp	13,992	485,662
Paychex Inc	30,000	873,300
		1,681,491

Cosmetics / Personal Care (2.62%)
Colgate-Palmolive Co	10,200	933,300
Procter & Gamble Co	47,580	3,072,240
		4,005,540

Food (1.46%)
ConAgra Foods Inc	42,450	1,072,287
HJ Heinz Co	21,900	1,153,035
		2,225,322

Healthcare - Products (3.41%)
Baxter International Inc	45,886	2,370,471
Johnson & Johnson	43,800	2,834,736
		5,205,207

Healthcare - Services (2.91%)
Aetna Inc	20,984	877,551
HealthSouth Corp*	74,000	1,278,720
WellPoint Inc	32,300	2,278,765
		4,435,036

Household Products / Wares (0.79%)
Kimberly-Clark Corp	16,800	1,200,696

Pharmaceuticals (3.32%)
Abbott Laboratories	41,610	2,269,826
AmerisourceBergen Corp	45,612	1,694,486
Merck & Co Inc	30,900	1,104,675
		5,068,987

Total Consumer, Non-Cyclical		34,409,678

Energy (17.55%)
Oil & Gas (13.63%)
Anadarko Petroleum Corp	21,340	1,734,302
Apache Corp	25,626	2,548,249
BP PLC	62,230	2,710,117
Chevron Corp	56,524	5,811,797
ConocoPhillips	19,648	1,401,295
Devon Energy Corp	15,952	1,044,218
Exxon Mobil Corp	46,936	3,775,531
Royal Dutch Shell PLC	25,500	1,785,000
		20,810,509

Oil & Gas Services (3.57%)
Baker Hughes Inc	40,055	2,187,404
Ensco PLC	13,670	710,430
Schlumberger Ltd	25,500	1,920,915
Weatherford International Ltd*	41,120	623,379
		5,442,128

Pipelines (0.35%)
Spectra Energy Corp	18,000	529,560

Total Energy		26,782,197

Financial (12.49%)
Banks (6.84%)
Bank of New York Mellon Corp	21,450	417,417
Goldman Sachs Group Inc	27,750	2,660,115
JPMorgan Chase & Co	95,198	2,948,282
State Street Corp	14,400	570,960
US Bancorp	60,600	1,570,752
Wells Fargo & Co	87,889	2,272,810
		10,440,336

Diversified Financial Services (2.83%)
Charles Schwab Corp	54,460	651,342
Franklin Resources Inc	18,600	1,875,252
Morgan Stanley	70,450	1,041,956
NYSE Euronext	26,450	755,412
		4,323,962

Insurance (2.66%)
American International Group Inc*	4,000	93,240
Arthur J Gallagher & Co	32,400	1,003,752
Aspen Insurance Holdings Ltd	26,315	697,874
Marsh & McLennan Cos Inc	13,600	410,584
Principal Financial Group Inc	28,150	679,260
StanCorp Financial Group Inc	11,150	393,149
Travelers Cos Inc	14,000	787,500
		4,065,359

Savings & Loans (0.16%)
New York Community Bancorp Inc	20,000	240,800

Total Financial		19,070,457

Industrial (13.24%)
Aerospace/Defense (4.38%)
Boeing Co	17,000	1,167,730
Goodrich Corp	19,000	2,318,190
Northrop Grumman Corp	8,600	490,802
Rockwell Collins Inc	12,400	680,760
United Technologies Corp	26,500	2,029,900
		6,687,382

Electronics (0.47%)
Agilent Technologies Inc*	9,870	370,125
TE Connectivity Ltd	10,950	347,225
		717,350

Machinery - Construction & Mining (2.02%)
Caterpillar Inc	28,342	2,774,115
Exelis Inc	9,534	85,234
Xylem Inc	9,534	227,863
		3,087,212

Metal Fabricate / Hardware (0.18%)
Worthington Industries Inc	16,100	283,199

Miscellaneous Manufacturing (4.18%)
3M Co	23,812	1,929,724
Barnes Group Inc	19,140	476,777
Danaher Corp	38,300	1,852,954
General Electric Co	100,325	1,596,171
ITT Corp	4,767	96,150
Tyco International Ltd	8,835	423,727
		6,375,503

Transportation (2.01)%
FedEx Corp	4,830	401,276
Tidewater Inc	8,980	452,592
Union Pacific Corp	5,475	566,170
United Parcel Service Inc	19,260	1,381,905
Seaspan Corp	25,000	262,000
		3,063,943

Total Industrial		20,214,589

Technology (9.08%)
Computers (2.51%)
Diebold Inc	11,000	331,870
EMC Corp*	29,720	683,857
Hewlett-Packard Co	34,500	964,275
International Business Machines Corp	9,860	1,853,680
		3,833,682

Semiconductors (3.95%)
Analog Devices Inc	14,040	489,434
Intel Corp	122,563	3,053,044
KLA-Tencor Corp	10,440	481,284
Linear Technology Corp	26,180	801,893
Maxim Integrated Products Inc	12,240	313,956
Taiwan Semiconductor Manufacturing Co Ltd	30,000	387,600
Texas Instruments Inc	16,500	496,650
		6,023,861

Software (2.62%)
Microsoft Corp	77,733	1,988,410
Oracle Corp	64,130	2,010,476
		3,998,886

Total Technology		13,856,429

Utilities (6.41%)
Electric (5.47%)
Ameren Corp	21,000	710,010
Consolidated Edison Inc	31,700	1,883,614
DTE Energy Co	7,000	368,550
Duke Energy Corp	60,100	1,253,085
Entergy Corp	11,946	840,521
Exelon Corp	18,746	830,635
FirstEnergy Corp	8,574	381,286
NextEra Energy Inc	11,200	620,928
Pinnacle West Capital Corp	11,000	521,510
Progress Energy Inc	8,000	435,040
Southern Co	11,500	504,965
		8,350,144

Gas (0.94%)
Nicor Inc	7,000	392,840
NiSource Inc	27,000	618,570
Sempra Energy	8,050	428,180
		1,439,590

Total Utilities		9,789,734

Total Common Stock (Cost $121,900,396)		151,085,947

Short-Term Investments (0.13%)

United States Treasury Bills (0.13%)	Par Value
United States T-Bill 01/12/2012, DN (b)	$200,000	199,997
Total United States Treasury Bills		199,997

Total Short-Term Investments (Cost $199,997)		199,997

Total Investments (Cost $122,100,393) (a) (99.11%)		151,285,944
Other Net Assets (0.89%)		1,356,490
Net Assets (100.00%)		$152,642,434

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $122,406,305. At November 30, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$37,650,516
Unrealized depreciation		(8,770,877)
Net unrealized appreciation		$28,879,639

(b) At November 30, 2011, certain United States Treasury Bills with a market value of $199,997 were pledged to cover margin requirements for futures contracts.

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011
Common Stock (98.31%)

Basic Materials (10.70%)	Shares	Value
Chemicals (3.11%)
BASF SE ADR	3,488	$253,961
Bayer AG ADR	1,515	99,551
		353,512

Iron / Steel (0.64%)
ArcelorMittal ADR	3,700	69,893
APERAM ADR	185	2,960
		72,853

Mining (6.95%)
Anglo American PLC ADR	11,403	216,771
BHP Billiton Ltd ADR	4,500	338,265
Rio Tinto PLC ADR	4,400	233,508
		788,544

Total Basic Materials		1,214,909

Communications (13.12%)
Telecommunications (13.12%)
Deutsche Telekom AG ADR	11,525	149,595
France Telecom SA ADR	7,700	132,979
Nokia OYJ ADR	15,928	92,223
Telefonaktiebolaget LM Ericsson ADR	12,888	136,999
Telefonica SA ADR	18,495	346,781
Vodafone Group PLC ADR	23,233	630,776
Total Communications		1,489,353

Consumer, Cyclical (1.54%)
Auto Manufacturers (1.54%)
Daimler AG ADR	3,835	174,531
Total Consumer, Cyclical		174,531

Consumer, Non-Cyclical (26.87%)
Agriculture (3.36%)
British American Tobacco PLC ADR	4,100	381,915

Beverages (4.55%)
Anheuser-Busch InBev NV ADR	4,700	282,000
Diageo PLC ADR	2,735	234,143
		516,143

Food (8.09%)
Nestle SA ADR	12,412	696,686
Unilever NV ADR	6,508	221,988
		918,674

Pharmaceuticals (10.87%)
Novartis AG ADR	10,757	582,169
Roche Holding AG ADR	9,632	382,487
Sanofi ADR	7,700	269,577
		1,234,233

Total Consumer, Non-Cyclical		3,050,965

Energy (15.95%)
Oil & Gas (15.95%)
BP PLC ADR	12,876	560,750
ENI SpA ADR	7,482	317,611
Royal Dutch Shell PLC ADR	7,220	505,400
Total SA ADR	8,258	427,269
Total Energy		1,811,030

Financial (16.97%)
Banks (13.57%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	125,734
Banco Santander SA ADR	36,958	276,446
Barclays PLC ADR	8,751	101,949
BNP Paribas SA ADR	5,452	109,040
Deutsche Bank AG ADR	5,544	217,768
HSBC Holdings PLC ADR	11,565	452,770
Intesa Sanpaolo SpA ADR	5,800	55,854
Societe Generale SA ADR	10,900	53,301
UBS AG ADR*	11,792	147,046
		1,539,908

Diversified Financial Services (0.86%)
Credit Suisse Group AG ADR	4,053	98,123

Insurance (2.54%)
Allianz SE ADR	18,157	187,199
AXA SA ADR	6,984	101,058
		288,257

Total Financial		1,926,288

Industrial (8.78%)
Building Materials (0.67%)
CRH PLC ADR	4,000	76,600

Electronics (0.75%)
Koninklijke Philips Electronics NV ADR	4,184	85,061

Miscellaneous Manufacturing (7.36%)
Siemens AG ADR	8,235	835,111

Total Industrial		996,772

Technology (1.94%)
Software (1.94%)
SAP AG ADR	3,667	219,873
Total Technology		219,873

Utilities (2.44%)
Electric (1.51%)
E.ON AG ADR	6,935	171,849

Gas (0.93%)
GDF Suez ADR	3,758	105,224

Total Utilities		277,073

Total Common Stock (Cost $12,709,054)		11,160,794

Total Investments (Cost $12,709,054) (a) (98.31%)		11,160,794
Other Net Assets (1.69%)		191,721
Net Assets (100.00%)		$11,352,515

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $12,710,472. At November 30, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,670,384
Unrealized depreciation		(3,220,062)
Net unrealized depreciation		$(1,549,678)

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2011
Common Stock (96.65%)

Basic Materials (0.31%)	Shares	Value
Chemicals (0.31%)
Sigma-Aldrich Corp	1,264	$81,920
Total Basic Materials		81,920

Communications (28.62%)
Internet (15.32%)
Akamai Technologies Inc*	1,935	55,941
Amazon.com Inc*	4,677	899,340
Baidu Inc ADR*	2,812	368,344
Ctrip.com International Ltd ADR*	1,522	41,398
eBay Inc*	13,466	398,459
Expedia Inc	2,576	71,651
F5 Networks Inc*	837	94,606
Google Inc*	2,301	1,379,195
Liberty Interactive Corp*	5,919	96,243
Netflix Inc*	548	35,362
priceline.com Inc*	509	247,318
Symantec Corp*	7,916	129,427
VeriSign Inc	1,969	66,119
Yahoo! Inc*	13,580	213,342
		4,096,745

Media (4.48%)
Comcast Corp	21,488	487,133
DIRECTV*	8,045	379,885
News Corp	18,943	330,366
		1,197,384

Telecommunications (8.82%)
Cisco Systems Inc	57,333	1,068,687
NII Holdings Inc*	1,993	45,859
QUALCOMM Inc	17,048	934,230
Virgin Media Inc	3,339	73,992
Vodafone Group PLC ADR	8,684	235,771
		2,358,539

Total Communications		7,652,668

Consumer, Cyclical (7.39%)
Auto Manufacturers (0.57%)
PACCAR Inc	3,782	153,436

Distribution / Wholesale (0.48%)
Fastenal Co	3,058	127,366

Lodging (0.58%)
Wynn Resorts Ltd	1,285	154,920

Retail (5.37%)
Bed Bath & Beyond Inc*	2,641	159,807
Costco Wholesale Corp	4,527	386,153
Dollar Tree Inc*	1,298	105,774
O'Reilly Automotive Inc*	1,463	113,002
Ross Stores Inc	1,235	110,026
Sears Holdings Corp*	1,129	68,113
Staples Inc	7,500	108,075
Starbucks Corp	7,737	336,405
Urban Outfitters Inc*	1,802	48,618
		1,435,973

Toys / Games / Hobbies (0.39%)
Mattel Inc	3,616	104,177

Total Consumer, Cyclical		1,975,872

Consumer, Non-Cyclical (12.58%)
Biotechnology (6.67%)
Alexion Pharmaceuticals Inc*	1,894	130,042
Amgen Inc	9,670	559,990
Biogen Idec Inc*	2,498	287,145
Celgene Corp*	4,881	307,893
Gilead Sciences Inc*	8,248	328,683
Illumina Inc*	1,290	35,888
Life Technologies Corp*	1,866	72,270
Vertex Pharmaceuticals Inc*	2,120	61,459
		1,783,370

Commercial Services (1.66%)
Apollo Group Inc*	1,479	71,702
Automatic Data Processing Inc	5,148	263,011
Paychex Inc	3,751	109,192
		443,905

Food (0.46%)
Whole Foods Market Inc	1,800	122,580

Healthcare - Products (1.28%)
DENTSPLY International Inc	1,688	60,954
Henry Schein Inc*	1,000	64,340
Intuitive Surgical Inc*	403	174,987
QIAGEN NV*	2,864	42,702
		342,983

Pharmaceuticals (2.51%)
Express Scripts Inc*	5,479	250,116
Mylan Inc*	4,532	88,510
Teva Pharmaceutical Industries Ltd	7,299	289,113
Warner Chilcott PLC*	2,719	42,743
		670,482

Total Consumer, Non-Cyclical		3,363,320

Energy (0.16%)
Alternate Energy Sources (0.16%)
First Solar Inc*	910	43,553
Total Energy		43,553

Industrial (1.93%)
Electronics (0.49%)
FLIR Systems Inc	1,650	44,319
Garmin Ltd	2,380	87,084
		131,403

Environmental Control (0.27%)
Stericycle Inc*	885	71,703

Machinery - Contruction & Mining (0.37%)
Joy Global Inc	1,084	98,948

Transportation (0.80%)
CH Robinson Worldwide Inc	1,723	118,043
Expeditors International of Washington Inc	2,200	95,722
		213,765

Total Industrial		515,819

Technology (45.66%)
Computers (17.04%)
Apple Inc*	9,255	3,537,260
Cognizant Technology Solutions Corp*	3,155	212,489
Dell Inc*	20,020	315,515
Infosys Ltd	1,088	56,163
NetApp Inc*	3,748	138,039
Research In Motion Ltd*	5,385	96,176
SanDisk Corp*	2,454	121,007
Seagate Technology PLC	4,697	80,319
		4,556,968

Semiconductors (9.55%)
Altera Corp	3,318	124,989
Applied Materials Inc	13,684	147,514
Broadcom Corp*	4,880	148,084
Intel Corp	56,919	1,417,851
KLA-Tencor Corp	1,734	79,937
Lam Research Corp*	1,471	59,973
Linear Technology Corp	2,352	72,042
Marvell Technology Group Ltd*	7,273	102,695
Maxim Integrated Products Inc	3,250	83,363
Microchip Technology Inc	1,954	68,214
Micron Technology Inc*	10,343	61,955
NVIDIA Corp*	6,297	98,422
Xilinx Inc	2,707	88,546
		2,553,585

Software (19.07%)
Activision Blizzard Inc	12,261	152,282
Adobe Systems Inc*	5,249	143,928
Autodesk Inc*	2,358	80,337
BMC Software Inc*	1,852	66,042
CA Inc	5,290	112,148
Cerner Corp*	1,728	105,373
Check Point Software Technologies Ltd*	2,161	119,590
Citrix Systems Inc*	1,945	138,854
Electronic Arts Inc*	3,704	85,896
Fiserv Inc*	1,515	87,355
Intuit Inc	3,221	171,486
Microsoft Corp	87,145	2,229,168
Oracle Corp	51,188	1,604,743
		5,097,202

Total Technology		12,207,755

Total Common Stock (Cost $18,105,096)		25,840,907

Short-Term Investments (0.75%)

United States Treasury Bills (0.75%)	Par Value
United States T-Bill 12/15/2011, DN (b)	$200,000	199,999
Total United States Treasury Bills		199,999

Total Short-Term Investments (Cost $199,999)		199,999

Total Investments (Cost $18,305,095) (a) (97.40%)		26,040,906
Other Net Assets (2.60%)		695,830
Net Assets (100.00%)		$26,736,736

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $18,306,330. At November 30, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$9,330,708
Unrealized depreciation		(1,596,132)
Net unrealized appreciation		$7,734,576

(b) At November 30, 2011, certain United States Treasury Bills with a market value of $199,999 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2011: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini	Unrealized Appreciation
19 / Dec 2011 / Long		$2,293

Fair Value Measurements and Disclosures

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at November 30, 2011 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$-	$97,613,506	$-	$97,613,506	$-
California Insured Intermediate Fund	-	12,101,608	-	12,101,608	-
California Tax-Free Money Market Fund	-	41,352,918	-	41,352,918	-
U.S. Government Securities Fund	-	38,903,258	-	38,903,258	-
Short-Term U.S. Government Bond Fund	-	14,101,423	-	14,101,423	-
The United States Treasury Trust Fund	-	54,299,615	-	54,299,615	-
S&P 500 Index Fund	84,721,524	99,998	-	84,821,522	12,375
S&P MidCap Index Fund	125,058,001	199,997	-	125,257,998	63,520
S&P SmallCap Index Fund	31,531,878	499,992	-	32,031,870	80,600
Shelton Core Value Fund	151,085,947	199,997	-	151,285,944	-
European Growth & Income Fund	11,160,794	-	-	11,160,794	-
Nasdaq-100 Index Fund	25,840,907	199,999	-	26,040,906	31,350
Total	$429,399,051	$259,572,311	$-	$688,971,362	$187,845

(a)	There were no significant transfers in or out of Level 1, Level 2, and Level 3 during the period ended November 30, 2011.
(b)	All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) ”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 13, 2012

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date January 13, 2012